Schedule of Investments (unaudited)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.8%
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	$215	$194,268
2.13%, 08/15/26 (Call 05/15/26)	210	195,615
2.25%, 06/01/31 (Call 03/01/31)	213	185,178
2.38%, 11/15/24 (Call 09/15/24)	105	101,098
2.63%, 11/15/27 (Call 08/15/27)(a)	228	211,698
2.85%, 06/01/41 (Call 12/01/40)	105	83,964
3.25%, 04/01/25 (Call 03/01/25)	150	146,340
3.50%, 05/15/25 (Call 03/15/25)	169	165,659
3.50%, 04/01/27 (Call 02/01/27)	32	31,093
3.60%, 11/15/42 (Call 05/14/42)(a)	108	94,944
3.63%, 04/01/30 (Call 01/01/30)	240	231,516
3.75%, 05/15/28 (Call 02/15/28)	394	383,587
4.25%, 04/01/40 (Call 10/01/39)	344	334,021
4.25%, 04/01/50 (Call 10/01/49)	232	221,938
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	184	135,433
3.55%, 01/15/26 (Call 10/15/25)	152	149,443
3.60%, 03/01/35 (Call 09/01/34)	178	164,773
3.80%, 03/01/45 (Call 09/01/44)	375	328,046
3.90%, 06/15/32 (Call 03/15/32)(a)	285	276,781
4.07%, 12/15/42	383	351,885
4.09%, 09/15/52 (Call 03/15/52)	406	373,459
4.15%, 06/15/53 (Call 12/15/52)	190	174,274
4.30%, 06/15/62 (Call 12/15/61)	250	230,190
4.50%, 05/15/36 (Call 11/15/35)	235	234,027
4.70%, 05/15/46 (Call 11/15/45)	383	383,843
4.95%, 10/15/25 (Call 09/15/25)	50	50,796
5.10%, 11/15/27 (Call 10/15/27)	145	150,588
5.25%, 01/15/33 (Call 10/15/32)	125	133,421
5.70%, 11/15/54 (Call 05/15/54)	315	357,714
5.90%, 11/15/63 (Call 05/15/63)	275	322,157
Series B, 6.15%, 09/01/36	210	238,980
		6,636,729
Agriculture — 0.9%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	458	431,981
2.70%, 09/15/51 (Call 03/15/51)	260	185,333
2.90%, 03/01/32 (Call 12/01/31)	265	238,378
3.25%, 03/27/30 (Call 12/27/29)	410	382,940
4.50%, 03/15/49 (Call 09/15/48)	213	207,498
Philip Morris International Inc.
0.00%, 11/17/29 (Call 09/17/29)(b)	270	281,999
0.88%, 05/01/26 (Call 04/01/26)	295	263,187
1.50%, 05/01/25 (Call 04/01/25)	240	224,318
1.75%, 11/01/30 (Call 08/01/30)(a)	205	165,056
2.10%, 05/01/30 (Call 02/01/30)	281	235,146
2.75%, 02/25/26 (Call 11/25/25)(a)	324	308,257
2.88%, 05/01/24 (Call 04/01/24)	145	141,643
3.13%, 08/17/27 (Call 05/17/27)(a)	195	184,696
3.13%, 03/02/28 (Call 12/02/27)(a)	60	56,215
3.25%, 11/10/24	262	255,340
3.38%, 08/11/25 (Call 05/11/25)	240	232,716
3.38%, 08/15/29 (Call 05/15/29)	209	193,559
3.88%, 08/21/42	310	250,217
4.13%, 03/04/43	214	180,002
4.25%, 11/10/44	448	381,427
4.38%, 11/15/41	376	330,639
	Par
Security	(000)	Value

Agriculture (continued)
4.50%, 03/20/42	$291	$258,129
4.88%, 11/15/43	227	209,750
5.00%, 11/17/25	300	304,038
5.13%, 11/15/24	300	302,178
5.13%, 11/17/27 (Call 10/17/27)	335	342,293
5.75%, 11/17/32 (Call 08/17/32)	170	179,019
6.38%, 05/16/38(a)	465	518,852
		7,244,806
Airlines — 0.2%
American Airlines 2021-1 Class A Pass Through Trust, Series A, Class A, 2.88%, 01/11/36	268	219,684
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	68	59,320
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34(a)	96	86,724
Series 2019-1, Class AA, 2.75%, 11/15/33	187	156,660
United Airlines Pass Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	170	154,297
Series 2018-1, Class AA, 3.50%, 09/01/31	188	166,902
Series 2019, Class AA, 4.15%, 02/25/33	62	56,617
Series 2019-2, Class AA, 2.70%, 11/01/33(a)	157	129,634
Series 2020-1, Class A, 5.88%, 04/15/29(a)	596	602,054
		1,631,892
Apparel — 0.4%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	400	375,648
2.40%, 03/27/25 (Call 02/27/25)(a)	328	317,393
2.75%, 03/27/27 (Call 01/27/27)	406	385,659
2.85%, 03/27/30 (Call 12/27/29)	562	516,669
3.25%, 03/27/40 (Call 09/27/39)	367	314,758
3.38%, 11/01/46 (Call 05/01/46)	205	170,865
3.38%, 03/27/50 (Call 09/27/49)(a)	490	409,841
3.63%, 05/01/43 (Call 11/01/42)	172	151,897
3.88%, 11/01/45 (Call 05/01/45)(a)	345	316,189
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)	215	192,713
		3,151,632
Auto Manufacturers — 1.8%
American Honda Finance Corp.
0.55%, 07/12/24	327	308,027
0.75%, 08/09/24	472	444,964
1.00%, 09/10/25	305	278,416
1.20%, 07/08/25	285	262,841
1.30%, 09/09/26(a)	190	170,365
1.50%, 01/13/25	405	382,271
1.80%, 01/13/31(a)	10	8,249
2.00%, 03/24/28	325	289,500
2.15%, 09/10/24	235	225,859
2.25%, 01/12/29	265	234,427
2.30%, 09/09/26(a)	261	242,362
2.35%, 01/08/27	177	163,844
2.40%, 06/27/24	201	194,556
2.90%, 02/16/24	244	239,047
3.50%, 02/15/28	151	144,687
4.70%, 01/12/28	85	85,807
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)(a)	247	224,748
1.50%, 09/01/30 (Call 06/01/30)	128	104,628
2.60%, 09/01/50 (Call 03/01/50)	340	229,017
4.88%, 10/01/43 (Call 04/01/43)	155	156,336

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	$375	$357,157
2.53%, 03/10/27 (Call 02/10/27)	320	298,506
2.97%, 03/10/32 (Call 12/10/31)	310	276,241
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	370	472,816
PACCAR Financial Corp.
3.15%, 06/13/24	170	166,819
3.55%, 08/11/25	382	374,826
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	120	114,642
1.34%, 03/25/26 (Call 02/25/26)	516	469,663
2.36%, 07/02/24	265	256,650
2.36%, 03/25/31 (Call 12/25/30)(a)	150	130,440
2.76%, 07/02/29	55	50,365
3.67%, 07/20/28	26	25,288
Toyota Motor Credit Corp.
0.50%, 06/18/24	150	141,671
0.63%, 09/13/24	300	281,670
0.80%, 10/16/25	450	408,208
0.80%, 01/09/26	125	113,098
1.13%, 06/18/26	420	376,778
1.15%, 08/13/27(a)	325	282,867
1.45%, 01/13/25(a)	445	419,648
1.65%, 01/10/31	160	131,032
1.80%, 02/13/25	478	452,178
1.90%, 01/13/27	230	209,535
1.90%, 04/06/28	250	222,525
1.90%, 09/12/31	155	127,954
2.00%, 10/07/24	235	225,250
2.15%, 02/13/30(a)	225	196,362
2.50%, 03/22/24	325	317,038
2.90%, 04/17/24	308	301,618
3.00%, 04/01/25	473	457,434
3.05%, 03/22/27	195	185,385
3.05%, 01/11/28	175	164,792
3.20%, 01/11/27	312	299,183
3.38%, 04/01/30	305	286,700
3.40%, 04/14/25	70	68,227
3.65%, 08/18/25	280	273,960
3.65%, 01/08/29	165	159,398
3.95%, 06/30/25	80	78,969
4.40%, 09/20/24	455	453,012
4.45%, 06/29/29	405	407,738
4.55%, 09/20/27	310	312,793
4.63%, 01/12/28	90	90,909
4.70%, 01/12/33	120	121,991
4.80%, 01/10/25	100	100,355
5.40%, 11/10/25(a)	100	102,328
5.45%, 11/10/27	115	120,013
		15,273,983
Auto Parts & Equipment — 0.1%
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)(a)	161	137,785
3.63%, 06/15/24 (Call 03/15/24)	219	215,141
4.15%, 10/01/25 (Call 07/01/25)	363	356,811
		709,737
Banks — 35.6%
Australia & New Zealand Banking Group Ltd., 5.09%, 12/08/25	25	25,299
	Par
Security	(000)	Value

Banks (continued)
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	$385	$376,318
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	435	394,584
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(c)	490	429,274
1.85%, 03/25/26	535	481,874
2.71%, 06/27/24	355	343,991
2.75%, 05/28/25	610	577,164
2.96%, 03/25/31	305	256,173
3.31%, 06/27/29(a)	440	399,045
3.49%, 05/28/30	385	341,718
3.50%, 03/24/25	25	24,222
3.80%, 02/23/28	443	416,974
3.89%, 05/24/24	410	404,297
4.18%, 03/24/28 (Call 03/24/27)(c)	365	347,053
4.25%, 04/11/27	230	223,917
4.38%, 04/12/28	483	466,037
5.15%, 08/18/25	200	199,712
5.29%, 08/18/27	425	425,399
Bank of America Corp.
0.98%, 04/22/25 (Call 04/22/24),
(1 day SOFR + 0.690%)(c)	410	388,623
0.98%, 09/25/25 (Call 09/25/24),
(1 day SOFR + 0.910%)(c)	421	392,894
1.20%, 10/24/26 (Call 10/24/25),
(1 day SOFR + 1.010%)(c)	465	419,425
1.32%, 06/19/26 (Call 06/19/25),
(1 day SOFR + 1.150%)(c)	456	417,582
1.53%, 12/06/25 (Call 12/06/24),
(1 day SOFR + 0.650%)(c)	410	382,965
1.73%, 07/22/27 (Call 07/22/26),
(1 day SOFR + 0.960%)(c)	1,000	895,960
1.84%, 02/04/25 (Call 02/04/24),
(1 day SOFR + 0.670%)(c)	400	386,064
1.90%, 07/23/31 (Call 07/23/30),
(1 day SOFR + 1.530%)(c)	400	323,440
1.92%, 10/24/31 (Call 10/24/30),
(1 day SOFR + 1.370%)(c)	480	385,757
2.02%, 02/13/26 (Call 02/13/25),
(3 mo. LIBOR US + 0.640%)(c)	250	234,615
2.09%, 06/14/29 (Call 06/14/28),
(1 day SOFR + 1.060%)(c)	565	491,917
2.30%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.220%)(c)	560	455,862
2.46%, 10/22/25 (Call 10/22/24),
(3 mo. LIBOR US + 0.870%)(c)	387	370,080
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(c)	525	447,169
2.55%, 02/04/28 (Call 02/04/27),
(1 day SOFR + 1.050%)(c)	375	342,427
2.57%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.210%)(c)	555	459,607
2.59%, 04/29/31 (Call 04/29/30),
(1 day SOFR + 2.150%)(c)	504	430,920
2.68%, 06/19/41 (Call 06/19/40),
(1 day SOFR + 1.930%)(c)	770	568,591
2.69%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.320%)(c)	735	621,465
2.83%, 10/24/51 (Call 10/24/50),
(1 day SOFR + 1.880%)(c)	180	123,277

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(c)	$280	$245,406
2.97%, 02/04/33 (Call 02/04/32),
(1 day SOFR + 1.330%)(c)	705	601,259
2.97%, 07/21/52 (Call 07/21/51),
(1 day SOFR + 1.560%)(c)	410	288,788
3.09%, 10/01/25 (Call 10/01/24),
(3 mo. LIBOR US + 1.090%)(c)	378	365,715
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(c)	426	381,743
3.25%, 10/21/27 (Call 10/21/26)(a)	469	447,346
3.31%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.580%)(c)	530	426,401
3.37%, 01/23/26 (Call 01/23/25),
(3 mo. LIBOR US + 0.810%)(c)	315	304,410
3.38%, 04/02/26 (Call 04/02/25),
(1 day SOFR + 1.330%)(c)	550	531,844
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(c)	977	914,189
3.46%, 03/15/25 (Call 03/15/24),
(3 mo. LIBOR US + 0.970%)(c)	405	397,232
3.50%, 04/19/26	520	506,137
3.56%, 04/23/27 (Call 04/23/26),
(3 mo. LIBOR US + 1.060%)(c)	532	509,438
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(c)	229	216,483
3.71%, 04/24/28 (Call 04/24/27),
(3 mo. LIBOR US + 1.512%)(c)	265	252,738
3.82%, 01/20/28 (Call 01/20/27),
(3 mo. LIBOR US + 1.575%)(c)	365	350,922
3.84%, 04/25/25 (Call 04/27/24),
(1 day SOFR + 1.110%)(c)	475	466,621
3.88%, 08/01/25	548	540,131
3.95%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.19%)(c)	249	211,705
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(c)	439	418,661
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(c)	475	449,426
4.00%, 04/01/24	90	89,294
4.08%, 04/23/40 (Call 04/23/39),
(3 mo. LIBOR US + 1.32%)(c)	268	239,678
4.08%, 03/20/51 (Call 03/20/50),
(3 mo. LIBOR US + 3.150%)(c)	708	610,707
4.24%, 04/24/38 (Call 04/24/37),
(3 mo. LIBOR US + 1.814%)(c)	333	307,093
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(c)	508	491,221
4.33%, 03/15/50 (Call 03/15/49),
(3 mo. LIBOR US + 1.520%)(c)	344	312,982
4.38%, 04/27/28 (Call 04/27/27),
(1 day SOFR + 1.580%)(c)	360	352,084
4.44%, 01/20/48 (Call 01/20/47),
(3 mo. LIBOR US + 1.990%)(c)	295	273,046
4.57%, 04/27/33 (Call 04/27/32),
(1 day SOFR + 1.830%)(c)	640	618,611
4.83%, 07/22/26 (Call 07/22/25)(c)	410	409,012
4.88%, 04/01/44	20	19,746
4.95%, 07/22/28 (Call 07/22/27)(c)	490	491,230
5.00%, 01/21/44	422	423,186
	Par
Security	(000)	Value

Banks (continued)
5.02%, 07/22/33 (Call 07/22/32)(c)	$760	$759,597
5.08%, 01/20/27	605	607,009
5.88%, 02/07/42	293	325,494
6.20%, 11/10/28 (Call 11/10/27)(c)	565	595,872
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(1 day SOFR + 0.910%)(c)	525	474,059
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1 day SOFR + 1.220%)(c)	281	236,914
Series N, 3.48%, 03/13/52 (Call 03/11/51),
(1 day SOFR + 1.650%)(c)	180	139,837
Bank of America NA, 6.00%, 10/15/36	366	398,779
Bank of Montreal
0.63%, 07/09/24	469	441,399
0.95%, 01/22/27 (Call 01/22/26),
(1 day SOFR + 0.603%)(c)	480	429,475
1.25%, 09/15/26	430	381,857
1.50%, 01/10/25	490	460,458
1.85%, 05/01/25	717	674,403
2.15%, 03/08/24	470	456,384
2.50%, 06/28/24	430	416,253
2.65%, 03/08/27(a)	480	446,746
3.70%, 06/07/25	405	395,531
5.20%, 12/12/24	5	5,037
5.20%, 02/01/28	260	265,200
Series H, 4.25%, 09/14/24.	275	272,244
Series H, 4.70%, 09/14/27 (Call 08/14/27)(a)	190	190,498
Bank of New York Mellon Corp. (The)
0.50%, 04/26/24 (Call 03/26/24)	190	180,523
0.75%, 01/28/26 (Call 12/28/25)	330	297,924
1.05%, 10/15/26 (Call 09/15/26)	300	264,918
1.60%, 04/24/25 (Call 03/24/25)	605	566,576
1.65%, 07/14/28 (Call 05/14/28)	135	117,307
1.65%, 01/28/31 (Call 10/28/30)	210	169,842
1.80%, 07/28/31 (Call 04/28/31)(a)	75	60,485
2.05%, 01/26/27 (Call 12/26/26)	30	27,575
2.10%, 10/24/24	416	399,339
2.45%, 08/17/26 (Call 05/17/26)	358	334,594
2.80%, 05/04/26 (Call 02/04/26)	377	358,388
3.00%, 10/30/28 (Call 07/30/28)	206	188,871
3.25%, 09/11/24 (Call 08/11/24)	231	226,147
3.25%, 05/16/27 (Call 02/16/27)	198	190,258
3.30%, 08/23/29 (Call 05/23/29)	375	347,749
3.35%, 04/25/25 (Call 03/25/25)	390	380,277
3.40%, 05/15/24 (Call 04/15/24)	336	330,527
3.40%, 01/29/28 (Call 10/29/27)	213	203,164
3.43%, 06/13/25 (Call 06/13/24)(c)	90	88,466
3.44%, 02/07/28 (Call 02/07/27),
(3 mo. LIBOR US + 1.069%)(c)	356	340,785
3.85%, 04/28/28	70	68,304
3.99%, 06/13/28 (Call 06/13/27)(a)(c)	195	190,059
4.29%, 06/13/33 (Call 06/13/32)(c)	280	271,048
4.41%, 07/24/26 (Call 07/24/25)(a)(c)	105	104,281
4.54%, 02/01/29	155	154,899
4.60%, 07/26/30 (Call 07/26/29)(a)(c)	315	315,750
4.71%, 02/01/34	205	204,168
5.22%, 11/21/25 (Call 11/21/24)(c)	270	271,885
5.80%, 10/25/28 (Call 10/25/27)(c)	170	179,209
5.83%, 10/25/33 (Call 10/25/32)(a)(c)	480	519,466
Series G, 3.00%, 02/24/25 (Call 01/24/25)	348	337,609
Series J, 0.85%, 10/25/24 (Call 09/25/24)	220	206,672

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Bank of Nova Scotia (The)
0.65%, 07/31/24	$455	$427,354
0.70%, 04/15/24	445	423,498
1.05%, 03/02/26	330	295,512
1.30%, 06/11/25(a)	365	337,278
1.30%, 09/15/26	355	314,892
1.35%, 06/24/26	205	183,467
1.45%, 01/10/25	475	445,612
1.95%, 02/02/27	215	195,330
2.15%, 08/01/31	165	135,820
2.20%, 02/03/25	371	352,828
2.44%, 03/11/24	310	301,819
2.45%, 02/02/32	310	259,665
2.70%, 08/03/26	369	345,742
2.95%, 03/11/27	235	219,986
3.45%, 04/11/25	750	728,205
4.85%, 02/01/30	150	150,407
Barclays Bank PLC, 3.75%, 05/15/24	255	251,810
BPCE SA
3.38%, 12/02/26	320	305,546
4.00%, 04/15/24	535	528,906
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	385	350,057
1.00%, 10/18/24	405	380,226
1.25%, 06/22/26	280	250,404
2.25%, 01/28/25	453	430,844
3.10%, 04/02/24(a)	420	411,776
3.30%, 04/07/25	475	460,674
3.45%, 04/07/27	425	406,971
3.60%, 04/07/32 (Call 03/07/32)	180	165,749
3.95%, 08/04/25	475	467,229
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24),
(1 day SOFR + 0.669%)(c)	715	677,005
1.12%, 01/28/27 (Call 01/28/26),
(1 day SOFR + 0.765%)(c)	815	726,230
1.28%, 11/03/25 (Call 11/03/24),
(1 day SOFR + 0.528%)(c)	435	405,703
1.46%, 06/09/27 (Call 06/09/26),
(1 day SOFR + 0.770%)(c)	836	744,483
2.01%, 01/25/26 (Call 01/25/25),
(1 day SOFR + 0.694%)(c)	660	620,459
2.52%, 11/03/32 (Call 11/03/31),
(1 day SOFR + 1.177%)(c)	595	488,049
2.56%, 05/01/32 (Call 05/01/31),
(1 day SOFR + 1.167%)(c)	900	749,979
2.57%, 06/03/31 (Call 06/03/30),
(1 day SOFR + 2.107%)(c)	1,003	850,303
2.67%, 01/29/31 (Call 01/29/30),
(1 day SOFR + 1.146%)(c)	806	693,595
2.90%, 11/03/42 (Call 11/03/41),
(1 day SOFR + 1.379%)(c)	420	314,555
2.98%, 11/05/30 (Call 11/05/29),
(1 day SOFR + 1.422%)(c)	748	657,597
3.06%, 01/25/33 (Call 01/25/32),
(1 day SOFR + 1.351%)(c)	955	818,416
3.07%, 02/24/28 (Call 02/24/27),
(1 day SOFR + 1.280%)(c)	710	659,931
3.11%, 04/08/26 (Call 04/08/25),
(1 day SOFR + 2.842%)(c)	923	884,742
	Par
Security	(000)	Value

Banks (continued)
3.20%, 10/21/26 (Call 07/21/26)	$499	$472,693
3.29%, 03/17/26 (Call 03/17/25),
(1 day SOFR + 1.528%)(c)	590	567,993
3.30%, 04/27/25(a)	574	556,240
3.35%, 04/24/25 (Call 04/24/24),
(3 mo. LIBOR US + 0.897%)(c)	998	976,224
3.40%, 05/01/26	635	611,473
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(c)	711	666,392
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(c)	724	685,577
3.70%, 01/12/26	665	649,904
3.75%, 06/16/24	461	455,454
3.79%, 03/17/33 (Call 03/17/32),
(1 day SOFR + 1.939%)(c)	920	832,177
3.88%, 01/24/39 (Call 01/22/38),
(3 mo. LIBOR US + 1.168%)(c)	316	277,145
3.89%, 01/10/28 (Call 01/10/27),
(3 mo. LIBOR US + 1.563%)(c)	771	740,846
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(c)	700	658,840
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(c)	674	644,000
4.14%, 05/24/25 (Call 05/24/24),
(1 day SOFR + 1.372%)(a)(c)	165	163,033
4.28%, 04/24/48 (Call 04/24/47),
(3 mo. LIBOR US + 1.839%)(c)	311	280,634
4.41%, 03/31/31 (Call 03/31/30),
(1 day SOFR + 3.914%)(c)	1,024	983,910
4.65%, 07/30/45	259	243,250
4.65%, 07/23/48 (Call 06/23/48)	758	724,671
4.66%, 05/24/28 (Call 05/24/27),
(1 day SOFR + 1.887%)(c)	405	401,497
4.91%, 05/24/33 (Call 05/24/32)(c)	780	769,361
5.32%, 03/26/41 (Call 03/26/40),
(1 day SOFR + 4.548%)(c)	325	333,525
5.61%, 09/29/26 (Call 09/29/25)(a)(c)	865	878,226
5.88%, 01/30/42	365	397,492
6.27%, 11/17/33 (Call 11/17/32)(c)	890	968,934
8.13%, 07/15/39	518	686,164
Comerica Bank, 2.50%, 07/23/24	290	280,070
Comerica Inc., 4.00%, 02/01/29 (Call 10/31/28)	225	218,075
Commonwealth Bank of Australia, 5.08%, 01/10/25	250	251,962
Cooperatieve Rabobank UA
5.00%, 01/13/25	500	503,085
5.25%, 05/24/41(a)	561	613,083
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	455	427,882
3.38%, 05/21/25	380	369,862
3.88%, 08/22/24	327	323,079
Credit Suisse AG
7.50%, 02/15/28	660	692,564
7.95%, 01/09/25	300	307,344
Credit Suisse AG/New York NY
1.25%, 08/07/26	485	407,497
2.95%, 04/09/25	645	595,903
3.63%, 09/09/24	415	395,586
3.70%, 02/21/25	440	414,348
4.75%, 08/09/24	345	334,864
5.00%, 07/09/27	440	418,286

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Deutsche Bank AG/New York NY
0.90%, 05/28/24	$350	$331,282
1.69%, 03/19/26	440	402,389
4.16%, 05/13/25(a)	230	227,088
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)	230	211,080
3.95%, 07/28/25 (Call 06/28/25)(a)	405	400,257
5.85%, 10/27/25 (Call 10/27/24)(c)	75	76,160
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25),
(1 day SOFR + 0.609%)(c)	317	290,467
1.09%, 12/09/26 (Call 12/09/25),
(1 day SOFR + 0.789%)(c)	585	523,066
1.43%, 03/09/27 (Call 03/09/26),
(1 day SOFR + 0.798%)(c)	630	563,926
1.54%, 09/10/27 (Call 09/10/26),
(1 day SOFR + 0.818%)(c)	697	615,256
1.95%, 10/21/27 (Call 10/21/26),
(1 day SOFR + 0.913%)(c)	980	876,973
1.99%, 01/27/32 (Call 01/27/31),
(1 day SOFR + 1.090%)(c)	715	572,386
2.38%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.248%)(c)	1,017	833,025
2.60%, 02/07/30 (Call 11/07/29)	581	505,325
2.62%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.281%)(c)	1,070	895,194
2.64%, 02/24/28 (Call 02/24/27),
(1 day SOFR + 1.114%)(c)	800	733,304
2.65%, 10/21/32 (Call 10/21/31),
(1 day SOFR + 1.264%)(c)	630	523,158
2.91%, 07/21/42 (Call 07/21/41),
(1 day SOFR + 1.472%)(c)	397	296,896
3.00%, 03/15/24	300	294,138
3.10%, 02/24/33 (Call 02/24/32),
(1 day SOFR + 1.410%)(c)	1,095	938,076
3.21%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.513%)(c)	572	449,226
3.27%, 09/29/25 (Call 09/29/24),
(3 mo. LIBOR US + 1.201%)(c)	717	695,017
3.44%, 02/24/43 (Call 02/24/42),
(1 day SOFR + 1.632%)(c)	515	414,626
3.50%, 01/23/25 (Call 10/23/24)	614	598,226
3.50%, 04/01/25 (Call 03/01/25)	863	838,051
3.50%, 11/16/26 (Call 11/16/25)(a)	726	697,207
3.62%, 03/15/28 (Call 03/15/27),
(1 day SOFR + 1.846%)(c)	815	775,978
3.63%, 02/20/24 (Call 01/20/24)(a)	151	148,927
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(c)	650	619,970
3.75%, 05/22/25 (Call 02/22/25)	659	644,008
3.75%, 02/25/26 (Call 11/25/25)	560	547,002
3.80%, 03/15/30 (Call 12/15/29)	743	697,907
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(c)	673	635,716
3.85%, 07/08/24 (Call 04/08/24)	772	761,053
3.85%, 01/26/27 (Call 01/26/26)	897	867,695
4.00%, 03/03/24	528	522,963
4.02%, 10/31/38 (Call 10/31/37),
(3 mo. LIBOR US + 1.373%)(c)	748	663,469
	Par
Security	(000)	Value

Banks (continued)
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(c)	$822	$793,016
4.39%, 06/15/27 (Call 06/15/26)(c)	180	176,582
4.41%, 04/23/39 (Call 04/23/38),
(3 mo. LIBOR US + 1.430%)(c)	445	411,247
4.48%, 08/23/28 (Call 08/23/27)(c)	665	653,908
4.75%, 10/21/45 (Call 04/21/45)	360	348,750
4.80%, 07/08/44 (Call 01/08/44)	483	466,805
5.70%, 11/01/24	90	91,418
6.13%, 02/15/33(a)	338	372,023
6.25%, 02/01/41	624	708,109
HSBC Bank USA NA, 7.00%, 01/15/39	235	274,017
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24),
(1 day SOFR + 0.708%)(c)	800	752,312
1.59%, 05/24/27 (Call 05/24/26),
(1 day SOFR + 1.290%)(c)	510	452,314
1.65%, 04/18/26 (Call 04/18/25),
(1 day SOFR + 1.538%)(c)	833	767,809
2.01%, 09/22/28 (Call 09/22/27),
(1 day SOFR + 1.732%)(a)(c)	570	493,472
2.10%, 06/04/26 (Call 06/04/25),
(1 day SOFR + 1.929%)(c)	690	640,734
2.21%, 08/17/29 (Call 08/17/28),
(1 day SOFR + 1.285%)(c)	605	512,459
2.25%, 11/22/27 (Call 11/22/26),
(1 day SOFR + 1.100%)(c)	845	757,906
2.36%, 08/18/31 (Call 08/18/30),
(1 day SOFR + 1.947%)(c)	490	398,850
2.63%, 11/07/25 (Call 11/07/24),
(1 day SOFR + 1.401%)(c)	635	605,765
2.80%, 05/24/32 (Call 05/24/31),
(1 day SOFR + 1.187%)(c)	900	741,978
2.85%, 06/04/31 (Call 06/04/30),
(1 day SOFR + 2.387%)(c)	445	376,265
2.87%, 11/22/32 (Call 11/22/31),
(1 day SOFR + 1.410%)(c)	630	518,332
3.00%, 03/10/26 (Call 03/10/25),
(1 day SOFR + 1.430%)(c)	410	390,808
3.80%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.211%)(c)	240	235,598
3.90%, 05/25/26	840	811,121
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(c)	1,053	970,108
4.04%, 03/13/28 (Call 03/13/27),
(3 mo. LIBOR US + 1.546%)(c)	798	765,386
4.18%, 12/09/25 (Call 12/09/24)(c)	560	549,366
4.29%, 09/12/26 (Call 09/15/25),
(3 mo. LIBOR US + 1.348%)(c)	690	671,867
4.30%, 03/08/26	737	722,260
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(c)	783	758,594
4.76%, 06/09/28 (Call 06/09/27)(c)	725	712,798
4.95%, 03/31/30	888	889,447
5.21%, 08/11/28 (Call 08/11/27)(c)	550	552,662
5.40%, 08/11/33 (Call 08/11/32)(c)	846	843,868
6.10%, 01/14/42(a)	215	242,888
7.34%, 11/03/26 (Call 11/03/25)(a)(c)	700	739,011
7.39%, 11/03/28 (Call 11/03/27)(c)	615	670,079

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
HSBC USA Inc.
3.50%, 06/23/24	$295	$289,460
3.75%, 05/24/24	360	355,644
Huntington National Bank (The)
4.01%, 05/16/25 (Call 05/16/24)(c)	360	354,391
4.55%, 05/17/28 (Call 05/17/27)(c)	285	280,380
5.65%, 01/10/30 (Call 11/10/29)	320	332,778
5.70%, 11/18/25 (Call 11/18/24)(c)	505	510,166
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1 day SOFR + 1.005%)(c)	330	296,505
2.73%, 04/01/32 (Call 04/01/31),
(1 day SOFR + 1.316%)(c)	298	249,179
3.55%, 04/09/24	335	329,278
3.87%, 03/28/26 (Call 03/28/25),
(1 day SOFR + 1.640%)(c)	420	408,433
3.95%, 03/29/27	395	381,933
4.02%, 03/28/28 (Call 03/28/27),
(1 day SOFR + 1.830%)(c)	365	350,108
4.05%, 04/09/29(a)	390	370,855
4.25%, 03/28/33 (Call 03/28/32),
(1 day SOFR + 2.070%)(c)	320	298,253
4.55%, 10/02/28	420	410,164
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24),
(1 day SOFR + 0.420%)(c)	155	147,386
0.77%, 08/09/25 (Call 08/09/24),
(1 day SOFR + 0.490%)(c)	90	83,972
0.82%, 06/01/25 (Call 06/01/24),
(1 day SOFR + 0.540%)(c)	235	221,191
0.97%, 06/23/25 (Call 06/23/24),
(3 mo. SOFR + 0.580%)(c)	375	352,845
1.04%, 02/04/27 (Call 02/04/26),
(3 mo. SOFR + 0.695%)(c)	140	124,786
1.05%, 11/19/26 (Call 11/19/25),
(1 day SOFR + 0.800%)(c)	355	318,069
1.47%, 09/22/27 (Call 09/22/26),
(1 day SOFR + 0.765%)(c)	455	403,544
1.56%, 12/10/25 (Call 12/10/24),
(1 day SOFR + 0.605%)(c)	430	402,678
1.58%, 04/22/27 (Call 04/22/26),
(1 day SOFR + 0.885%)(c)	525	471,870
1.76%, 11/19/31 (Call 11/19/30),
(3 mo. SOFR + 1.105%)(c)	260	207,054
1.95%, 02/04/32 (Call 02/04/31),
(1 day SOFR + 1.065%)(c)	494	396,988
2.01%, 03/13/26 (Call 03/13/25),
(3 mo. SOFR + 1.585%)(c)	375	352,654
2.07%, 06/01/29 (Call 06/01/28),
(1 day SOFR + 1.015%)(c)	310	268,603
2.08%, 04/22/26 (Call 04/22/25),
(1 day SOFR + 1.850%)(c)	600	563,490
2.18%, 06/01/28 (Call 06/01/27),
(1 day SOFR + 1.890%)(c)	301	270,208
2.30%, 10/15/25 (Call 10/15/24),
(1 day SOFR + 1.160%)(c)	400	380,744
2.52%, 04/22/31 (Call 04/22/30),
(1 day SOFR + 2.040%)(c)	385	329,298
2.53%, 11/19/41 (Call 11/19/40),
(1 day SOFR + 1.510%)(c)	410	294,491
	Par
Security	(000)	Value

Banks (continued)
2.55%, 11/08/32 (Call 11/08/31),
(1 day SOFR + 1.180%)(c)	$560	$465,069
2.58%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.250%)(c)	550	463,342
2.60%, 02/24/26 (Call 02/24/25),
(1 day SOFR + 0.915%)(a)(c)	350	333,427
2.74%, 10/15/30 (Call 10/15/29),
(1 day SOFR + 1.510%)(c)	420	366,992
2.95%, 10/01/26 (Call 07/01/26)(a)	377	359,089
2.95%, 02/24/28 (Call 02/24/27),
(1 day SOFR + 1.170%)(c)	310	287,354
2.96%, 05/13/31 (Call 05/13/30),
(1 day SOFR + 2.515%)(c)	466	402,605
2.96%, 01/25/33 (Call 01/25/32),
(1 day SOFR + 1.260%)(c)	565	484,318
3.11%, 04/22/41 (Call 04/22/40),
(1 day SOFR + 2.460%)(c)	270	213,778
3.11%, 04/22/51 (Call 04/22/50),
(1 day SOFR + 2.440%)(c)	320	235,299
3.13%, 01/23/25 (Call 10/23/24)	415	404,405
3.16%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 2.460%)(c)	290	228,943
3.20%, 06/15/26 (Call 03/15/26)	260	249,418
3.22%, 03/01/25 (Call 03/01/24),
(3 mo. LIBOR US + 1.155%)(c)	445	435,406
3.30%, 04/01/26 (Call 01/01/26)	408	393,814
3.33%, 04/22/52 (Call 04/22/51),
(1 day SOFR + 1.580%)(c)	535	407,772
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(c)	320	299,843
3.54%, 05/01/28 (Call 05/01/27),
(3 mo. LIBOR US + 1.380%)(a)(c)	418	395,988
3.63%, 05/13/24	105	103,949
3.63%, 12/01/27 (Call 12/01/26)	207	198,960
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(c)	381	354,688
3.78%, 02/01/28 (Call 02/01/27),
(3 mo. LIBOR US + 1.337%)(c)	499	479,813
3.85%, 06/14/25 (Call 06/14/24)(c)	425	417,945
3.88%, 09/10/24	480	472,752
3.88%, 07/24/38 (Call 07/24/37),
(3 mo. LIBOR US + 1.360%)(c)	431	381,935
3.90%, 07/15/25 (Call 04/15/25)	512	505,221
3.90%, 01/23/49 (Call 01/23/48),
(3 mo. LIBOR US + 1.220%)(c)	280	238,736
3.96%, 01/29/27 (Call 01/29/26),
(3 mo. LIBOR US + 1.245%)(c)	195	190,525
3.96%, 11/15/48 (Call 11/15/47),
(3 mo. LIBOR US + 1.380%)(c)	520	449,550
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(c)	365	349,958
4.03%, 07/24/48 (Call 07/24/47),
(3 mo. LIBOR US + 1.460%)(c)	253	221,008
4.08%, 04/26/26 (Call 04/26/25),
(1 day SOFR + 1.320%)(c)	380	373,297
4.13%, 12/15/26	360	356,515
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(c)	490	472,943
4.25%, 10/01/27	240	237,046

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.26%, 02/22/48 (Call 02/22/47),
(3 mo. LIBOR US + 1.580%)(c)	$328	$296,778
4.32%, 04/26/28 (Call 04/26/27),
(1 day SOFR + 1.560%)(c)	460	449,944
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(c)	395	385,386
4.49%, 03/24/31 (Call 03/24/30),
(1 day SOFR + 3.790%)(c)	500	487,270
4.57%, 06/14/30 (Call 06/14/29)(c)	360	352,620
4.59%, 04/26/33 (Call 04/26/32),
(1 day SOFR + 1.800%)(c)	205	199,004
4.85%, 07/25/28 (Call 07/25/27)(c)	560	559,905
4.85%, 02/01/44	143	143,073
4.91%, 07/25/33 (Call 07/25/32)(c)	805	801,925
4.95%, 06/01/45	315	307,802
5.40%, 01/06/42	244	257,230
5.50%, 10/15/40	95	101,200
5.55%, 12/15/25 (Call 12/15/24)(c)	500	504,040
5.60%, 07/15/41	288	309,194
5.63%, 08/16/43	300	316,401
5.72%, 09/14/33 (Call 09/14/32)(c)	415	426,437
6.40%, 05/15/38	472	542,814
7.63%, 10/15/26	155	171,199
8.00%, 04/29/27	184	209,699
KeyBank NA
4.70%, 01/26/26	500	500,890
5.00%, 01/26/33	150	150,344
KeyBank NA/Cleveland OH
3.30%, 06/01/25	282	273,216
4.15%, 08/08/25	410	405,158
5.85%, 11/15/27 (Call 10/16/27)	325	340,600
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(c)	395	351,487
2.44%, 02/05/26 (Call 02/05/25)(c)	395	372,465
3.51%, 03/18/26 (Call 03/18/25)(c)	435	418,918
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(c)	595	556,295
3.75%, 01/11/27	450	428,962
3.75%, 03/18/28 (Call 03/18/27)(c)	320	303,859
3.87%, 07/09/25 (Call 07/09/24)(c)	374	366,677
3.90%, 03/12/24	445	439,856
4.38%, 03/22/28	280	271,776
4.45%, 05/08/25	590	582,430
4.55%, 08/16/28	285	277,465
4.72%, 08/11/26 (Call 08/11/25)(c)	585	576,933
4.98%, 08/11/33 (Call 08/11/32)(a)(c)	350	341,964
M&T Bank Corp.
4.55%, 08/16/28 (Call 08/16/27)(c)	320	320,378
5.05%, 01/27/34	110	109,702
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	5	4,811
3.40%, 08/17/27	305	286,346
4.65%, 01/27/26	25	24,963
4.70%, 01/27/28	250	249,457
5.40%, 11/21/25 (Call 10/21/25)	310	316,101
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(c)	695	651,757
0.96%, 10/11/25 (Call 10/11/24)(c)	355	329,628
1.41%, 07/17/25	580	531,854
1.54%, 07/20/27 (Call 07/20/26)(c)	795	704,068
	Par
Security	(000)	Value

Banks (continued)
1.64%, 10/13/27 (Call 10/13/26)(c)	$480	$423,403
2.05%, 07/17/30	320	263,146
2.19%, 02/25/25	730	690,565
2.31%, 07/20/32 (Call 07/20/31)(c)	800	648,408
2.34%, 01/19/28 (Call 01/19/27)(c)	420	379,260
2.49%, 10/13/32 (Call 10/13/31)(c)	255	208,628
2.56%, 02/25/30	439	377,290
2.76%, 09/13/26	255	237,173
2.80%, 07/18/24	465	451,017
2.85%, 01/19/33 (Call 01/19/32)(c)	385	322,815
3.20%, 07/18/29	590	533,212
3.29%, 07/25/27(a)	347	327,096
3.41%, 03/07/24	353	347,394
3.68%, 02/22/27(a)	392	380,150
3.74%, 03/07/29	455	431,759
3.75%, 07/18/39	225	198,880
3.78%, 03/02/25	194	189,837
3.84%, 04/17/26 (Call 04/17/25)(c)	205	199,627
3.85%, 03/01/26	615	595,320
3.96%, 03/02/28(a)	457	441,978
4.05%, 09/11/28(a)	386	379,370
4.08%, 04/19/28 (Call 04/19/27)(c)	300	288,594
4.15%, 03/07/39(a)	2	1,815
4.29%, 07/26/38(a)	10	9,303
4.32%, 04/19/33 (Call 04/19/32)(c)	215	202,081
4.79%, 07/18/25 (Call 07/18/24)(c)	475	472,031
5.02%, 07/20/28 (Call 07/20/27)(c)	490	490,578
5.06%, 09/12/25 (Call 09/12/24)(c)	505	504,359
5.13%, 07/20/33 (Call 07/20/32)(c)	490	491,975
5.35%, 09/13/28 (Call 09/13/27)(c)	530	538,385
5.47%, 09/13/33 (Call 09/13/32)(a)(c)	340	348,806
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(c)	320	281,709
1.55%, 07/09/27 (Call 07/09/26)(c)	395	349,927
1.98%, 09/08/31 (Call 09/08/30),
(1 day SOFR + 1.532%)(c)	270	215,244
2.17%, 05/22/32 (Call 05/22/31)(c)	225	178,877
2.20%, 07/10/31 (Call 07/10/30),
(1 day SOFR + 1.772%)(c)	375	304,916
2.23%, 05/25/26 (Call 05/25/25),
(3 mo. LIBOR US + 0.830%)(c)	215	199,944
2.26%, 07/09/32 (Call 07/09/31)(a)(c)	245	195,405
2.56%, 09/13/25 (Call 09/13/24),
(1 day SOFR + 1.362%)(c)	270	257,186
2.59%, 05/25/31 (Call 05/25/30),
(3 mo. LIBOR US + 1.070%)(c)	140	117,286
2.65%, 05/22/26 (Call 05/22/25)(c)	185	173,484
2.84%, 07/16/25 (Call 07/16/24),
(1 day SOFR + 1.242%)(c)	205	196,946
2.84%, 09/13/26	220	204,072
2.87%, 09/13/30 (Call 09/13/29),
(1 day SOFR + 1.572%)(c)	215	186,059
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(c)	235	207,641
3.17%, 09/11/27(a)	396	370,387
3.26%, 05/22/30 (Call 05/22/29)(c)	215	192,373
3.66%, 02/28/27	222	211,200
4.02%, 03/05/28(a)	380	364,644
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(c)	280	267,728

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
5.41%, 09/13/28 (Call 09/13/27)(a)(c)	$250	$255,440
5.67%, 09/13/33 (Call 09/13/32)(c)	225	233,347
Morgan Stanley
0.79%, 05/30/25 (Call 05/30/24),
(1 day SOFR + 0.525%)(c)	620	582,279
0.99%, 12/10/26 (Call 12/10/25),
(1 day SOFR + 0.720%)(c)	842	749,464
1.16%, 10/21/25 (Call 10/21/24),
(1 day SOFR + 0.560%)(c)	685	638,201
1.51%, 07/20/27 (Call 07/20/26),
(1 day SOFR + 0.858%)(c)	802	714,975
1.59%, 05/04/27 (Call 04/04/27),
(1 day SOFR + 0.879%)(c)	642	576,702
1.79%, 02/13/32 (Call 02/13/31),
(1 day SOFR + 1.034%)(c)	580	458,589
1.93%, 04/28/32 (Call 04/28/31),
(1 day SOFR + 1.020%)(c)	663	527,165
2.19%, 04/28/26 (Call 04/28/25),
(1 day SOFR + 1.990%)(c)	620	582,478
2.24%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.178%)(c)	819	664,774
2.48%, 01/21/28 (Call 01/21/27),
(1 day SOFR + 1.000%)(c)	620	565,421
2.51%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.200%)(c)	620	512,281
2.63%, 02/18/26 (Call 02/18/25),
(1 day SOFR + 0.940%)(c)	575	546,158
2.70%, 01/22/31 (Call 01/22/30),
(1 day SOFR + 1.143%)(c)	811	703,194
2.72%, 07/22/25 (Call 07/22/24),
(1 day SOFR + 1.152%)(a)(c)	688	664,684
2.80%, 01/25/52 (Call 07/25/51),
(1 day SOFR + 1.430%)(c)	510	350,870
2.94%, 01/21/33 (Call 01/21/32),
(1 day SOFR + 1.290%)(c)	735	626,610
3.13%, 07/27/26	548	519,564
3.22%, 04/22/42 (Call 04/22/41),
(1 day SOFR + 1.485%)(a)(c)	517	413,574
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(c)	750	710,190
3.62%, 04/17/25 (Call 04/17/24),
(1 day SOFR + 1.160%)(c)	685	672,581
3.62%, 04/01/31 (Call 04/01/30),
(1 day SOFR + 3.120%)(c)	675	620,426
3.63%, 01/20/27	853	826,506
3.70%, 10/23/24	608	597,688
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(c)	737	700,636
3.88%, 01/27/26	906	885,126
3.97%, 07/22/38 (Call 07/22/37),
(3 mo. LIBOR US + 1.455%)(c)	469	421,232
4.00%, 07/23/25	522	513,841
4.21%, 04/20/28 (Call 04/20/27),
(1 day SOFR + 1.610%)(c)	445	432,531
4.30%, 01/27/45	690	634,400
4.38%, 01/22/47	570	534,027
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(c)	787	766,200
4.46%, 04/22/39 (Call 04/22/38),
(3 mo. LIBOR US + 0.408%)(c)	270	255,331
	Par
Security	(000)	Value

Banks (continued)
4.68%, 07/17/26 (Call 07/17/25)(c)	$290	$287,645
4.89%, 07/20/33 (Call 07/20/32)(c)	515	510,339
5.12%, 02/01/29 (Call 02/01/28)(c)	225	227,435
5.60%, 03/24/51 (Call 03/24/50),
(1 day SOFR + 4.480%)(c)	466	509,184
6.14%, 10/16/26 (Call 10/16/25)(c)	95	97,828
6.25%, 08/09/26	275	288,995
6.30%, 10/18/28 (Call 10/18/27)(c)	240	253,673
6.34%, 10/18/33 (Call 10/18/32)(c)	630	692,609
6.38%, 07/24/42	512	597,719
7.25%, 04/01/32	331	388,491
Series F, 3.88%, 04/29/24	641	633,949
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(1 day SOFR + 0.745%)(c)	390	361,865
National Australia Bank Ltd.
3.91%, 06/09/27	140	136,599
4.94%, 01/12/28	250	255,695
4.97%, 01/12/26	275	278,316
5.13%, 11/22/24	50	50,497
National Australia Bank Ltd./New York
2.50%, 07/12/26	280	261,212
3.38%, 01/14/26(a)	280	271,118
3.50%, 06/09/25	270	263,220
National Bank of Canada
0.75%, 08/06/24	330	310,530
3.75%, 06/09/25 (Call 06/09/24)(c)	376	369,356
5.25%, 01/17/25	25	25,163
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(c)	675	601,270
3.07%, 05/22/28 (Call 05/22/27)(c)	170	157,111
4.27%, 03/22/25 (Call 03/22/24),
(3 mo. LIBOR US + 1.762%)(c)	250	246,610
4.45%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(c)	380	361,171
4.80%, 04/05/26	295	294,147
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(c)	550	542,393
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(c)	610	601,240
5.52%, 09/30/28 (Call 09/30/27)(c)	425	433,088
7.47%, 11/10/26 (Call 11/10/25)(c)	525	555,382
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	430	364,907
3.15%, 05/03/29 (Call 02/03/29)	205	191,583
3.65%, 08/03/28 (Call 05/03/28)	275	267,074
3.95%, 10/30/25	440	432,542
4.00%, 05/10/27 (Call 04/10/27)	300	296,961
6.13%, 11/02/32 (Call 08/02/32)(a)	320	351,642
PNC Bank NA
2.70%, 10/22/29	290	254,321
2.95%, 02/23/25 (Call 01/23/25)	330	319,882
3.10%, 10/25/27 (Call 09/25/27)	280	267,389
3.25%, 06/01/25 (Call 05/02/25)	330	320,955
3.25%, 01/22/28 (Call 12/23/27)	160	152,920
3.30%, 10/30/24 (Call 09/30/24)	57	55,816
3.88%, 04/10/25 (Call 03/10/25)	265	259,986
4.05%, 07/26/28	395	381,791
4.20%, 11/01/25 (Call 10/01/25)	135	133,487
2.50%, 08/27/24 (Call 07/27/24)	315	304,911

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	$275	$245,124
2.20%, 11/01/24 (Call 10/02/24)	241	231,950
2.31%, 04/23/32 (Call 04/23/31),
(1 day SOFR + 0.979%)(c)	333	280,286
2.55%, 01/22/30 (Call 10/24/29)	850	748,017
2.60%, 07/23/26 (Call 05/24/26)	300	282,030
3.15%, 05/19/27 (Call 04/19/27)(a)	205	195,488
3.45%, 04/23/29 (Call 01/23/29)(a)	506	479,319
3.90%, 04/29/24 (Call 03/29/24)(a)	327	323,913
4.63%, 06/06/33 (Call 06/06/32)(a)(c)	280	269,833
4.76%, 01/26/27 (Call 01/26/26)(c)	200	200,262
5.07%, 01/24/34 (Call 01/24/33)(c)	735	741,078
5.35%, 12/02/28 (Call 12/02/27)(c)	165	169,542
5.67%, 10/28/25 (Call 10/28/24)(c)	135	136,689
6.04%, 10/28/33 (Call 10/28/32)(c)	520	561,980
Royal Bank of Canada
0.65%, 07/29/24	402	378,254
0.75%, 10/07/24	425	398,344
0.88%, 01/20/26	580	521,664
1.15%, 06/10/25	622	573,888
1.15%, 07/14/26	405	362,479
1.20%, 04/27/26	565	509,415
1.40%, 11/02/26	380	338,230
1.60%, 01/21/25	285	268,852
2.05%, 01/21/27	250	228,467
2.25%, 11/01/24	508	487,563
2.30%, 11/03/31	275	228,178
2.55%, 07/16/24(a)	445	431,125
3.38%, 04/14/25	175	170,630
3.63%, 05/04/27	525	507,433
3.88%, 05/04/32	390	366,729
3.97%, 07/26/24	522	516,263
4.24%, 08/03/27	485	478,103
4.65%, 01/27/26	243	241,467
4.88%, 01/12/26	255	256,433
4.90%, 01/12/28	230	232,031
5.00%, 02/01/33	365	370,504
5.66%, 10/25/24	250	254,195
6.00%, 11/01/27	350	369,435
Santander UK PLC, 4.00%, 03/13/24	475	470,112
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1 day SOFR + 0.560%)(c)	55	49,658
2.20%, 02/07/28 (Call 02/07/27),
(1 day SOFR + 0.730%)(a)(c)	135	123,988
2.20%, 03/03/31	382	318,336
2.35%, 11/01/25 (Call 11/01/24),
(1 day SOFR + 0.940%)(c)	258	247,871
2.40%, 01/24/30(a)	125	110,065
2.62%, 02/07/33 (Call 02/07/32),
(1 day SOFR + 1.002%)(c)	215	182,845
2.65%, 05/19/26	15	14,268
3.03%, 11/01/34 (Call 11/01/29),
(1 day SOFR + 1.490%)(c)	215	188,663
3.30%, 12/16/24	423	414,849
3.55%, 08/18/25	344	337,223
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(c)	165	160,557
4.16%, 08/04/33 (Call 08/04/32)(c)	340	324,863
	Par
Security	(000)	Value

Banks (continued)
4.42%, 05/13/33 (Call 05/13/32)(c)	$165	$161,720
4.82%, 01/26/34	165	165,878
4.86%, 01/26/26 (Call 01/26/25)(c)	360	361,267
5.75%, 11/04/26 (Call 11/04/25)(c)	40	41,097
5.82%, 11/04/28 (Call 11/04/27)(c)	100	105,057
Sumitomo Mitsui Banking Corp.
3.40%, 07/11/24	200	195,696
3.65%, 07/23/25(a)	55	53,390
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	260	232,219
1.40%, 09/17/26(a)	725	640,784
1.47%, 07/08/25	725	665,738
1.71%, 01/12/31(a)	230	180,900
1.90%, 09/17/28	650	556,582
2.13%, 07/08/30	545	450,383
2.17%, 01/14/27	100	90,216
2.22%, 09/17/31	340	277,015
2.30%, 01/12/41	100	67,321
2.35%, 01/15/25	540	514,609
2.45%, 09/27/24	267	256,712
2.47%, 01/14/29	235	204,528
2.63%, 07/14/26	894	830,285
2.70%, 07/16/24	305	295,219
2.72%, 09/27/29	215	186,128
2.75%, 01/15/30	415	361,851
3.01%, 10/19/26	505	476,053
3.04%, 07/16/29	544	486,717
3.05%, 01/14/42(a)	90	68,040
3.35%, 10/18/27	345	326,077
3.36%, 07/12/27	514	487,257
3.45%, 01/11/27	392	373,494
3.54%, 01/17/28	270	257,585
3.78%, 03/09/26	84	81,850
3.94%, 07/19/28	291	281,493
4.31%, 10/16/28	215	209,212
5.46%, 01/13/26	25	25,395
5.52%, 01/13/28	770	794,478
5.71%, 01/13/30	225	234,263
5.77%, 01/13/33	550	581,867
Toronto-Dominion Bank (The)
0.55%, 03/04/24	135	129,076
0.70%, 09/10/24	505	473,473
0.75%, 09/11/25	497	450,297
0.75%, 01/06/26(a)	497	445,138
1.15%, 06/12/25	145	133,401
1.20%, 06/03/26	478	426,696
1.25%, 12/13/24	140	131,445
1.25%, 09/10/26	460	408,609
1.45%, 01/10/25(a)	395	371,881
1.95%, 01/12/27	335	305,215
2.00%, 09/10/31	395	322,280
2.35%, 03/08/24	395	384,766
2.45%, 01/12/32	180	151,072
2.65%, 06/12/24	315	306,564
2.80%, 03/10/27	370	347,171
3.20%, 03/10/32	460	412,574
3.25%, 03/11/24	561	551,502
3.63%, 09/15/31 (Call 09/15/26)(c)	477	450,302
3.77%, 06/06/25	530	518,971
4.11%, 06/08/27	410	402,964

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.29%, 09/13/24	$455	$451,483
4.46%, 06/08/32	615	603,745
4.69%, 09/15/27	500	502,810
5.10%, 01/09/26	55	55,721
5.16%, 01/10/28	245	249,981
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	480	450,182
2.15%, 12/06/24 (Call 11/06/24)	150	143,619
2.25%, 03/11/30 (Call 12/11/29)	367	308,797
2.64%, 09/17/29 (Call 09/17/24)(c)	322	303,672
3.20%, 04/01/24 (Call 03/01/24)	588	578,369
3.30%, 05/15/26 (Call 04/15/26)	255	243,140
3.63%, 09/16/25 (Call 08/16/25)	435	422,559
3.80%, 10/30/26 (Call 09/30/26)	262	252,987
4.05%, 11/03/25 (Call 09/03/25)	239	236,046
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	280	243,676
1.20%, 08/05/25 (Call 07/03/25)	245	225,809
1.27%, 03/02/27 (Call 03/02/26),
(1 day SOFR + 0.609%)(c)	347	314,038
1.89%, 06/07/29 (Call 06/07/28),
(1 day SOFR + 0.862%)(c)	355	306,887
1.95%, 06/05/30 (Call 03/05/30)	213	178,049
2.50%, 08/01/24 (Call 07/01/24)	430	416,016
2.85%, 10/26/24 (Call 09/26/24)	410	399,467
3.70%, 06/05/25 (Call 05/05/25)	370	362,826
3.88%, 03/19/29 (Call 02/19/29)(a)	208	196,891
4.00%, 05/01/25 (Call 03/01/25)	297	292,818
4.12%, 06/06/28 (Call 06/06/27)(a)(c)	270	263,860
4.26%, 07/28/26 (Call 07/28/25)(c)	230	227,339
4.87%, 01/26/29	225	226,035
4.92%, 07/28/33 (Call 07/28/32)(c)	360	354,564
5.12%, 01/26/34	230	232,877
5.90%, 10/28/26 (Call 10/28/25)(c)	250	257,832
6.12%, 10/28/33 (Call 10/28/32)(c)	345	375,943
U.S. Bancorp
4.65%, 02/01/29 (Call 02/01/28)(c)	250	249,957
4.84%, 02/01/34	250	249,300
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	460	373,414
1.45%, 05/12/25 (Call 04/12/25)	444	415,588
2.22%, 01/27/28 (Call 01/27/27),
(1 day SOFR + 0.730%)(c)	440	403,445
2.40%, 07/30/24 (Call 06/30/24)	392	379,617
2.49%, 11/03/36 (Call 11/03/31)(c)	410	327,082
2.68%, 01/27/33 (Call 01/27/32),
(1 day SOFR + 1.020%)(c)	320	275,229
3.00%, 07/30/29 (Call 04/30/29)	352	320,503
3.10%, 04/27/26 (Call 03/27/26)	58	55,620
3.60%, 09/11/24 (Call 08/11/24)(a)	382	376,858
3.90%, 04/26/28 (Call 03/26/28)	265	261,314
3.95%, 11/17/25 (Call 10/17/25)	365	361,178
4.55%, 07/22/28 (Call 07/22/27)(a)(c)	605	603,584
4.97%, 07/22/33 (Call 07/22/32)(a)(c)	435	431,276
5.73%, 10/21/26 (Call 10/21/25)(c)	205	210,508
5.85%, 10/21/33 (Call 10/21/32)(c)	280	300,989
Series V, 2.38%, 07/22/26 (Call 06/22/26)	454	425,752
Series X, 3.15%, 04/27/27 (Call 03/27/27)	449	429,073
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	202	193,076
	Par
Security	(000)	Value

Banks (continued)
2.80%, 01/27/25 (Call 12/27/24)	$429	$415,946
Wachovia Corp., 5.50%, 08/01/35	235	241,665
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24),
(1 day SOFR + 0.510%)(a)(c)	370	350,172
2.16%, 02/11/26 (Call 02/11/25),
(3 mo. LIBOR US + 0.750%)(c)	835	787,856
2.19%, 04/30/26 (Call 04/29/25),
(1 day SOFR + 2.000%)(c)	829	779,923
2.39%, 06/02/28 (Call 06/02/27),
(1 day SOFR + 2.100%)(c)	860	779,263
2.41%, 10/30/25 (Call 10/30/24),
(1 day SOFR + 1.087%)(c)	835	797,433
2.57%, 02/11/31 (Call 02/11/30),
(1 day SOFR + 1.262%)(c)	563	486,167
2.88%, 10/30/30 (Call 10/30/29),
(3 mo. SOFR + 1.432%)(c)	840	743,114
3.00%, 02/19/25	687	662,989
3.00%, 04/22/26	684	649,513
3.00%, 10/23/26	650	613,216
3.07%, 04/30/41 (Call 04/30/40),
(1 day SOFR + 2.530%)(c)	1,228	959,522
3.20%, 06/17/27 (Call 06/17/26),
(3 mo. LIBOR US + 1.170%)(c)	737	697,696
3.30%, 09/09/24(a)	670	655,240
3.35%, 03/02/33 (Call 03/02/32),
(1 day SOFR + 1.500%)(c)	950	837,786
3.53%, 03/24/28 (Call 03/24/27),
(1 day SOFR + 1.510%)(c)	905	860,275
3.55%, 09/29/25	413	401,523
3.58%, 05/22/28 (Call 05/22/27),
(3 mo. LIBOR US + 1.310%)(c)	909	863,959
3.90%, 05/01/45	583	496,483
3.91%, 04/25/26 (Call 04/25/25),
(1 day SOFR + 1.320%)(c)	740	722,751
4.10%, 06/03/26(a)	679	668,197
4.15%, 01/24/29 (Call 10/24/28)	670	650,396
4.30%, 07/22/27	641	633,949
4.40%, 06/14/46	475	419,601
4.48%, 04/04/31 (Call 04/04/30),
(1 day SOFR + 4.032%)(c)	546	531,613
4.54%, 08/15/26 (Call 08/15/25)(c)	225	222,827
4.61%, 04/25/53 (Call 04/25/52)(c)	765	713,554
4.65%, 11/04/44	517	476,726
4.75%, 12/07/46	516	475,086
4.81%, 07/25/28 (Call 07/25/27)(c)	730	728,584
4.90%, 07/25/33 (Call 07/25/32)(c)	1,005	1,000,980
4.90%, 11/17/45(a)	538	510,454
5.01%, 04/04/51 (Call 04/04/50),
(1 day SOFR + 4.502%)(c)	1,262	1,242,754
5.38%, 11/02/43	625	630,887
5.61%, 01/15/44	555	575,174
Wells Fargo Bank NA
5.85%, 02/01/37	340	365,401
5.95%, 08/26/36	300	320,031
6.60%, 01/15/38	408	469,114
Westpac Banking Corp.
1.02%, 11/18/24	510	478,691
1.15%, 06/03/26	550	492,360
1.95%, 11/20/28	430	378,163

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.15%, 06/03/31(a)	$370	$318,063
2.35%, 02/19/25(a)	313	298,780
2.65%, 01/16/30	215	192,950
2.70%, 08/19/26	415	390,515
2.85%, 05/13/26	515	488,117
3.30%, 02/26/24	271	267,022
3.35%, 03/08/27	325	312,101
3.40%, 01/25/28	390	372,029
3.74%, 08/26/25	218	213,810
4.04%, 08/26/27	305	302,697
5.35%, 10/18/24	7	7,087
5.46%, 11/18/27	265	276,114
		299,353,656
Beverages — 1.8%
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	175	170,523
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	440	379,372
1.38%, 03/15/31	329	266,000
1.45%, 06/01/27	155	139,759
1.50%, 03/05/28	281	249,534
1.65%, 06/01/30	380	319,930
1.75%, 09/06/24	279	268,655
2.00%, 03/05/31	280	239,058
2.13%, 09/06/29	313	276,298
2.25%, 01/05/32	615	532,153
2.50%, 06/01/40	374	287,995
2.50%, 03/15/51	568	401,258
2.60%, 06/01/50	480	347,160
2.75%, 06/01/60	277	201,601
2.88%, 05/05/41	315	256,624
2.90%, 05/25/27	254	243,329
3.00%, 03/05/51	542	424,641
3.38%, 03/25/27	381	371,997
3.45%, 03/25/30	445	424,445
4.20%, 03/25/50	155	152,673
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	223	177,570
2.75%, 01/22/30 (Call 10/22/29)(a)	320	286,509
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	275	253,566
2.00%, 04/29/30 (Call 01/29/30)	368	314,044
2.13%, 10/24/24 (Call 09/24/24)(a)	240	229,675
2.13%, 04/29/32 (Call 01/29/32)	295	245,464
2.38%, 10/24/29 (Call 07/24/29)	248	218,247
3.88%, 05/18/28 (Call 02/18/28)(a)	85	83,198
3.88%, 04/29/43 (Call 10/29/42)	331	291,816
5.20%, 10/24/25	200	204,346
5.88%, 09/30/36	214	236,436
Diageo Investment Corp., 4.25%, 05/11/42.	148	140,221
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	325	264,823
1.63%, 05/01/30 (Call 02/01/30)	125	104,821
1.95%, 10/21/31 (Call 07/21/31)	410	343,576
2.25%, 03/19/25 (Call 02/19/25)	539	516,998
2.38%, 10/06/26 (Call 07/06/26)	337	318,253
2.63%, 03/19/27 (Call 01/19/27)	160	151,165
2.63%, 07/29/29 (Call 04/29/29)	393	357,524
2.63%, 10/21/41 (Call 04/21/41)	380	296,541
2.75%, 04/30/25 (Call 01/30/25)	434	420,043
2.75%, 03/19/30 (Call 12/19/29)	147	133,751
	Par
Security	(000)	Value

Beverages (continued)
2.75%, 10/21/51 (Call 04/21/51)	$325	$241,446
2.85%, 02/24/26 (Call 11/24/25)	400	383,504
2.88%, 10/15/49 (Call 04/15/49)	340	261,338
3.00%, 10/15/27 (Call 07/15/27)	530	506,876
3.45%, 10/06/46 (Call 04/06/46)	296	254,095
3.50%, 07/17/25 (Call 04/17/25)	81	79,653
3.60%, 02/18/28 (Call 01/18/28)	325	317,596
3.63%, 03/19/50 (Call 09/19/49)	244	214,086
3.88%, 03/19/60 (Call 09/19/59)	175	159,747
3.90%, 07/18/32 (Call 04/18/32)	440	429,920
4.00%, 05/02/47 (Call 11/02/46)	210	194,237
4.20%, 07/18/52 (Call 01/18/52)	220	212,331
4.45%, 04/14/46 (Call 10/14/45)	100	100,538
5.50%, 01/15/40	200	221,408
7.00%, 03/01/29	75	86,292
		15,204,659
Chemicals — 0.5%
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)	345	319,936
1.85%, 05/15/27 (Call 03/15/27)	336	306,193
2.05%, 05/15/30 (Call 02/15/30)	325	282,500
2.70%, 05/15/40 (Call 11/15/39)	267	211,776
2.80%, 05/15/50 (Call 11/15/49)	128	95,314
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	160	127,754
1.65%, 02/01/27 (Call 01/01/27)	245	221,081
2.13%, 02/01/32 (Call 11/01/31)(a)	250	209,023
2.13%, 08/15/50 (Call 02/15/50)	175	106,649
2.70%, 11/01/26 (Call 08/01/26)	345	325,614
2.70%, 12/15/51 (Call 06/15/51)	160	108,526
2.75%, 08/18/55 (Call 02/18/55)	245	161,715
3.25%, 12/01/27 (Call 09/01/27)(a)	222	211,566
4.80%, 03/24/30 (Call 12/24/29)(a)	212	217,457
5.25%, 01/15/28 (Call 12/15/27)	215	223,389
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)(a)	251	234,487
2.30%, 07/15/30 (Call 04/15/30)	157	136,105
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	265	212,450
3.20%, 01/30/26 (Call 10/30/25)	206	201,478
3.55%, 11/07/42 (Call 05/07/42)	252	215,331
4.70%, 12/05/25 (Call 11/05/25)	295	298,667
		4,427,011
Commercial Services — 1.4%
American University (The), Series 2019, 3.67%, 04/01/49.	183	151,755
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	511	414,436
1.70%, 05/15/28 (Call 03/15/28)	457	407,338
3.38%, 09/15/25 (Call 06/15/25)	411	401,609
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50
(Call 03/01/50)	205	155,503
California Institute of Technology, 3.65%, 09/01/2119 (Call 03/01/2119)	165	118,488
Cintas Corp. No. 2
3.70%, 04/01/27 (Call 01/01/27)	353	344,239
4.00%, 05/01/32 (Call 02/01/32)	150	145,711
Duke University, Series 2020, 2.83%, 10/01/55.	275	202,166
Ford Foundation (The), Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	235	153,516

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
George Washington University (The), Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	$66	$59,298
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	289	254,834
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	125	99,649
3.89%, 07/01/2116	158	125,858
4.68%, 07/01/2114	140	133,335
5.60%, 07/01/2111	253	287,147
Series F, 2.99%, 07/01/50 (Call 01/01/50)	200	157,592
Northwestern University, 4.64%, 12/01/44.	234	235,310
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	350	327,565
2.30%, 06/01/30 (Call 03/01/30)(a)	340	289,585
2.40%, 10/01/24 (Call 09/01/24)	450	434,277
2.65%, 10/01/26 (Call 08/01/26)	455	429,434
2.85%, 10/01/29 (Call 07/01/29)	485	436,413
3.25%, 06/01/50 (Call 12/01/49)	280	208,774
3.90%, 06/01/27 (Call 05/01/27)(a)	160	157,349
4.40%, 06/01/32 (Call 03/01/32)(a)	290	284,145
5.05%, 06/01/52 (Call 12/01/51)(a)	305	297,097
5.25%, 06/01/62 (Call 12/01/61)	115	113,467
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	121	85,810
3.15%, 07/15/46 (Call 01/15/46)	294	240,545
3.30%, 07/15/56 (Call 01/15/56)	180	144,286
3.75%, 11/15/52 (Call 05/15/52)	110	98,666
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	365	248,674
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	90	71,867
2.30%, 08/15/60 (Call 02/15/60)	163	98,677
2.45%, 03/01/27 (Call 02/01/27)(a)(d)	200	185,900
2.50%, 12/01/29 (Call 09/01/29)(a)	275	243,677
2.70%, 03/01/29 (Call 01/01/29)(d)	535	484,849
2.90%, 03/01/32 (Call 12/01/31)(d)	550	487,107
2.95%, 01/22/27 (Call 10/22/26)(a)	318	302,987
3.25%, 12/01/49 (Call 06/01/49)	194	151,339
3.70%, 03/01/52 (Call 09/01/51)(a)(d)	360	303,804
3.90%, 03/01/62 (Call 09/01/61)(d)	180	152,381
4.25%, 05/01/29 (Call 02/02/29)(a)(d)	190	186,850
4.75%, 08/01/28 (Call 05/01/28)(a)(d)	80	81,009
Thomas Jefferson University, 3.85%, 11/01/57 (Call 05/01/57)	115	90,091
Trustees of Princeton University (The)
5.70%, 03/01/39	174	198,238
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	224	160,308
University of Miami, 4.06%, 04/01/52(a)	160	142,130
University of Southern California, 3.03%, 10/01/39	244	204,445
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	255	215,220
4.35%, 04/15/2122 (Call 10/15/2121)	115	100,327
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	78	72,274
Series 2020, 1.48%, 04/15/30 (Call 01/15/30)(a)	205	169,369
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	145	100,217
		11,846,937
Computers — 3.8%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	270	245,641
0.70%, 02/08/26 (Call 01/08/26)	712	641,754
	Par
Security	(000)	Value

Computers (continued)
1.13%, 05/11/25 (Call 04/11/25)	$727	$677,273
1.20%, 02/08/28 (Call 12/08/27)	413	359,376
1.25%, 08/20/30 (Call 05/20/30)	423	343,827
1.40%, 08/05/28 (Call 06/05/28)	800	694,776
1.65%, 05/11/30 (Call 02/11/30)	551	464,102
1.65%, 02/08/31 (Call 11/08/30)	780	647,392
1.70%, 08/05/31 (Call 05/05/31)	290	238,960
1.80%, 09/11/24 (Call 08/11/24)	161	154,322
2.05%, 09/11/26 (Call 07/11/26)	635	589,432
2.20%, 09/11/29 (Call 06/11/29)	577	511,909
2.38%, 02/08/41 (Call 08/08/40)	510	379,991
2.40%, 08/20/50 (Call 02/20/50)	355	239,806
2.45%, 08/04/26 (Call 05/04/26)	745	702,952
2.50%, 02/09/25	91	87,832
2.55%, 08/20/60 (Call 02/20/60)	405	264,335
2.65%, 05/11/50 (Call 11/11/49)	685	484,727
2.65%, 02/08/51 (Call 08/08/50)	1,182	836,324
2.70%, 08/05/51 (Call 02/05/51)	598	425,716
2.75%, 01/13/25 (Call 11/13/24)	507	491,902
2.80%, 02/08/61 (Call 02/08/60)	515	352,435
2.85%, 05/11/24 (Call 03/11/24)	448	438,596
2.85%, 08/05/61 (Call 02/05/61)	420	292,312
2.90%, 09/12/27 (Call 06/12/27)	650	617,058
2.95%, 09/11/49 (Call 03/11/49)	438	331,627
3.00%, 06/20/27 (Call 03/20/27)	336	321,955
3.00%, 11/13/27 (Call 08/13/27)	534	509,068
3.20%, 05/13/25	588	574,223
3.20%, 05/11/27 (Call 02/11/27)(a)	677	653,908
3.25%, 02/23/26 (Call 11/23/25)	1,161	1,127,946
3.25%, 08/08/29 (Call 06/08/29)	340	323,017
3.35%, 02/09/27 (Call 11/09/26)(a)	698	678,805
3.35%, 08/08/32 (Call 05/08/32)(a)	440	411,074
3.45%, 05/06/24	566	560,306
3.45%, 02/09/45	584	498,263
3.75%, 09/12/47 (Call 03/12/47)	360	316,656
3.75%, 11/13/47 (Call 05/13/47)	397	349,007
3.85%, 05/04/43	882	801,024
3.85%, 08/04/46 (Call 02/04/46)	457	410,395
3.95%, 08/08/52 (Call 02/08/52)	620	556,655
4.10%, 08/08/62 (Call 02/08/62)	365	325,635
4.25%, 02/09/47 (Call 08/09/46)	368	353,608
4.38%, 05/13/45	623	606,204
4.45%, 05/06/44	369	368,354
4.50%, 02/23/36 (Call 08/23/35)	378	387,091
4.65%, 02/23/46 (Call 08/23/45)	1,152	1,160,248
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	440	393,914
1.95%, 05/15/30 (Call 02/15/30)	375	315,000
2.20%, 02/09/27 (Call 01/09/27)	285	261,730
2.72%, 02/09/32 (Call 11/09/31)	200	173,532
2.85%, 05/15/40 (Call 11/15/39)	228	173,766
2.95%, 05/15/50 (Call 11/15/49)	200	140,846
3.00%, 05/15/24	773	755,337
3.30%, 05/15/26	925	892,856
3.30%, 01/27/27	170	163,176
3.43%, 02/09/52 (Call 08/09/51)	315	239,038
3.45%, 02/19/26	508	493,999
3.50%, 05/15/29	955	897,604
4.00%, 07/27/25(a)	290	286,389
4.00%, 06/20/42	390	339,951

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
4.15%, 07/27/27 (Call 06/27/27)	$105	$104,121
4.15%, 05/15/39	800	723,840
4.25%, 05/15/49	710	628,904
4.40%, 07/27/32 (Call 04/27/32)(a)	130	127,890
4.50%, 02/06/26	200	200,204
4.50%, 02/06/28	200	200,366
4.70%, 02/19/46	250	233,640
4.75%, 02/06/33	200	200,900
4.90%, 07/27/52 (Call 01/27/52)(a)	210	204,303
5.10%, 02/06/53	200	199,662
5.60%, 11/30/39	259	277,288
5.88%, 11/29/32	187	205,289
7.00%, 10/30/25	209	223,388
		31,864,752
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co.
3.10%, 08/15/25	257	250,680
3.10%, 08/15/27 (Call 07/15/27)	285	276,316
3.25%, 03/15/24	137	135,438
3.25%, 08/15/32 (Call 05/15/32)	335	314,676
3.70%, 08/01/47 (Call 02/01/47)(a)	158	145,341
4.00%, 08/15/45	242	232,610
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	155	130,419
2.00%, 12/01/24 (Call 11/01/24)	202	193,144
2.38%, 12/01/29 (Call 09/01/29)	260	230,565
2.60%, 04/15/30 (Call 01/15/30)	305	273,448
3.13%, 12/01/49 (Call 06/01/49)	199	156,283
3.15%, 03/15/27 (Call 12/15/26)	158	152,265
4.15%, 03/15/47 (Call 09/15/46)	200	186,784
Procter & Gamble Co. (The)
0.55%, 10/29/25	522	474,357
1.00%, 04/23/26	395	357,898
1.20%, 10/29/30	485	394,708
1.90%, 02/01/27(a)	495	458,677
1.95%, 04/23/31	420	362,565
2.30%, 02/01/32	345	302,744
2.45%, 11/03/26(a)	341	321,184
2.70%, 02/02/26	369	354,055
2.80%, 03/25/27	227	216,238
2.85%, 08/11/27	53	50,634
3.00%, 03/25/30	590	551,567
3.55%, 03/25/40	50	45,363
3.95%, 01/26/28	250	249,680
4.05%, 01/26/33	110	110,164
4.10%, 01/26/26	295	294,911
Unilever Capital Corp.
0.63%, 08/12/24 (Call 03/03/23)	235	221,299
1.38%, 09/14/30 (Call 06/14/30)	195	157,794
1.75%, 08/12/31 (Call 05/12/31)	260	213,021
2.00%, 07/28/26	295	273,020
2.13%, 09/06/29 (Call 06/06/29)	115	100,362
2.60%, 05/05/24 (Call 03/05/24)	370	360,831
2.90%, 05/05/27 (Call 02/05/27)	415	395,146
3.10%, 07/30/25	363	351,094
3.50%, 03/22/28 (Call 12/22/27)	588	567,091
5.90%, 11/15/32(a)	293	329,643
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)(a)	175	124,945
		10,316,960
	Par
Security	(000)	Value

Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	$179	$169,812
4.60%, 06/15/45 (Call 12/15/44)	367	362,390
		532,202
Diversified Financial Services — 4.0%
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	315	284,823
2.25%, 03/04/25 (Call 02/01/25)	195	185,589
2.50%, 07/30/24 (Call 06/29/24)	717	693,160
2.55%, 03/04/27 (Call 02/01/27)	540	500,899
3.00%, 10/30/24 (Call 09/29/24)	659	641,062
3.13%, 05/20/26 (Call 04/20/26)	325	310,791
3.30%, 05/03/27 (Call 04/02/27)	744	708,281
3.38%, 05/03/24	210	206,390
3.40%, 02/22/24 (Call 01/22/24)	670	659,715
3.63%, 12/05/24 (Call 11/04/24)	461	452,605
3.95%, 08/01/25 (Call 07/01/25)	360	354,740
4.05%, 05/03/29 (Call 03/03/29)(a)	340	332,245
4.05%, 12/03/42	129	120,203
4.20%, 11/06/25 (Call 10/06/25)	330	327,505
4.42%, 08/03/33 (Call 08/03/32)(c)	555	540,370
4.99%, 05/26/33 (Call 05/26/32)(c)	225	222,946
5.85%, 11/05/27 (Call 10/05/27)	555	587,218
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	290	273,392
3.00%, 04/02/25 (Call 03/02/25)	185	178,566
3.70%, 10/15/24	435	427,314
4.50%, 05/13/32 (Call 02/13/32)(a)	135	135,701
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)	210	169,443
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	160	135,006
3.50%, 03/30/51 (Call 09/30/50)	213	149,699
3.90%, 01/25/28 (Call 10/25/27)	391	373,397
4.00%, 04/01/24 (Call 02/01/24)	125	123,469
4.25%, 06/02/26 (Call 03/02/26)	191	187,986
4.35%, 04/15/30 (Call 01/15/30)	186	175,192
4.70%, 09/20/47 (Call 03/20/47)	317	277,242
4.85%, 03/29/29 (Call 12/29/28)	410	408,327
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	164	114,651
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)(a)	150	122,132
3.65%, 01/12/27 (Call 10/12/26)(a)	379	369,635
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	312	298,203
0.90%, 03/11/26 (Call 02/11/26)(a)	481	430,812
1.15%, 05/13/26 (Call 04/13/26)	270	242,644
1.65%, 03/11/31 (Call 12/11/30)	260	210,652
1.95%, 12/01/31 (Call 09/01/31)	345	282,431
2.00%, 03/20/28 (Call 01/20/28)	371	333,525
2.30%, 05/13/31 (Call 02/13/31)(a)	240	205,464
2.45%, 03/03/27 (Call 02/03/27)	530	493,112
2.90%, 03/03/32 (Call 12/03/31)	365	323,609
3.20%, 03/02/27 (Call 12/02/26)(a)	345	329,744
3.20%, 01/25/28 (Call 10/25/27)	100	95,356
3.25%, 05/22/29 (Call 02/22/29)	211	197,230
3.30%, 04/01/27 (Call 01/01/27)	83	79,920
3.85%, 05/21/25 (Call 03/21/25)	161	158,495
4.00%, 02/01/29 (Call 11/01/28)	272	265,165
4.20%, 03/24/25 (Call 02/22/25)(a)	308	306,700

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.63%, 03/22/30 (Call 12/22/29)	$206	$208,882
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	265	231,488
3.00%, 03/15/25 (Call 12/15/24)	437	425,572
3.75%, 06/15/28 (Call 03/15/28)	172	168,859
4.15%, 06/15/48 (Call 12/15/47)(a)	240	228,643
5.30%, 09/15/43 (Call 03/15/43)	307	334,688
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	156	169,028
Franklin Resources Inc., 1.60%, 10/30/30 (Call 07/30/30)	115	92,176
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	470	369,354
2.10%, 06/15/30 (Call 03/15/30)	465	393,674
2.65%, 09/15/40 (Call 03/15/40)	375	279,221
3.00%, 06/15/50 (Call 12/15/49)	235	169,604
3.00%, 09/15/60 (Call 03/15/60)	565	383,917
3.10%, 09/15/27 (Call 06/15/27)(a)	135	128,168
3.65%, 05/23/25 (Call 04/23/25)	440	433,915
3.75%, 12/01/25 (Call 09/01/25)(a)	550	540,804
3.75%, 09/21/28 (Call 06/21/28)(a)	175	169,349
4.00%, 09/15/27 (Call 08/15/27)	525	518,159
4.25%, 09/21/48 (Call 03/21/48)	180	161,732
4.35%, 06/15/29 (Call 04/15/29)(a)	495	491,481
4.60%, 03/15/33 (Call 12/15/32)(a)	680	674,410
4.95%, 06/15/52 (Call 12/15/51)	500	492,695
5.20%, 06/15/62 (Call 01/15/62)	390	388,764
Invesco Finance PLC, 3.75%, 01/15/26	257	252,634
Legg Mason Inc., 5.63%, 01/15/44	178	185,700
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	245	206,883
2.00%, 03/03/25 (Call 02/03/25)(a)	271	257,922
2.00%, 11/18/31 (Call 08/18/31)	195	163,589
2.95%, 11/21/26 (Call 08/21/26)	236	226,109
2.95%, 06/01/29 (Call 03/01/29)	376	350,643
2.95%, 03/15/51 (Call 09/15/50)	213	164,623
3.30%, 03/26/27 (Call 01/26/27)	495	481,071
3.35%, 03/26/30 (Call 12/26/29)	502	475,504
3.38%, 04/01/24	174	171,574
3.50%, 02/26/28 (Call 11/26/27)	160	155,643
3.65%, 06/01/49 (Call 12/01/48)	360	316,850
3.80%, 11/21/46 (Call 05/21/46)(a)	226	202,467
3.85%, 03/26/50 (Call 09/26/49)	301	273,091
3.95%, 02/26/48 (Call 08/26/47)(a)	190	175,606
Morgan Stanley, 5.05%, 01/28/27	505	506,672
ORIX Corp.
2.25%, 03/09/31	160	131,558
3.25%, 12/04/24(a)	326	316,852
3.70%, 07/18/27	185	178,656
4.00%, 04/13/32	105	97,427
5.00%, 09/13/27	150	152,999
5.20%, 09/13/32	160	162,670
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	260	205,743
4.65%, 04/01/30 (Call 01/01/30)	220	219,001
4.95%, 07/15/46	275	265,097
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(a)	257	224,603
1.10%, 02/15/31 (Call 11/15/30)	395	314,783
1.90%, 04/15/27 (Call 02/15/27)	496	455,025
2.00%, 08/15/50 (Call 02/15/50)	568	360,635
2.05%, 04/15/30 (Call 01/15/30)	423	369,562
	Par
Security	(000)	Value

Diversified Financial Services (continued)
2.70%, 04/15/40 (Call 10/15/39)	$346	$276,392
2.75%, 09/15/27 (Call 06/15/27)	307	290,873
3.15%, 12/14/25 (Call 09/14/25)	1,086	1,054,734
3.65%, 09/15/47 (Call 03/15/47)	298	262,464
4.15%, 12/14/35 (Call 06/14/35)	462	456,886
4.30%, 12/14/45 (Call 06/14/45)	956	929,691
		33,749,571
Electric — 5.8%
AEP Transmission Co. LLC
3.75%, 12/01/47 (Call 06/01/47)	185	155,716
4.50%, 06/15/52 (Call 12/15/51)(a)	170	161,995
Series M, 3.65%, 04/01/50 (Call 10/01/49)	125	102,829
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	150	106,845
3.05%, 03/15/32 (Call 12/15/31)(a)	80	71,430
3.13%, 07/15/51 (Call 01/15/51)	235	171,686
3.45%, 10/01/49 (Call 04/01/49)	265	204,487
3.75%, 09/01/27 (Call 08/01/27)	255	249,540
3.75%, 03/01/45 (Call 09/01/44)	233	192,868
6.00%, 03/01/39	137	149,538
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	245	197,764
Series A, 4.30%, 07/15/48 (Call 01/15/48)	167	148,243
Series B, 3.70%, 12/01/47 (Call 06/01/47)	199	162,784
Ameren Illinois Co.
3.70%, 12/01/47 (Call 06/01/47)	131	111,180
3.85%, 09/01/32 (Call 06/01/32)	190	182,366
4.50%, 03/15/49 (Call 09/15/48)	195	189,265
Appalachian Power Co.
4.50%, 08/01/32 (Call 05/01/32)	55	53,494
7.00%, 04/01/38	163	192,143
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	259	221,023
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	178	142,380
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	214	153,061
4.35%, 11/15/45 (Call 05/15/45)	180	152,329
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	253	212,988
3.50%, 08/15/46 (Call 02/15/46)	168	133,286
4.55%, 06/01/52 (Call 12/01/51)	148	139,511
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	160	128,648
2.85%, 05/15/51 (Call 11/15/50)	450	317,902
3.25%, 04/15/28 (Call 01/15/28)	169	160,660
3.70%, 07/15/30 (Call 04/15/30)	195	186,143
3.80%, 07/15/48 (Call 01/15/48)	255	211,780
4.05%, 04/15/25 (Call 03/15/25)	20	19,759
4.25%, 10/15/50 (Call 04/15/50)	310	274,989
4.45%, 01/15/49 (Call 07/15/48)	247	229,152
4.50%, 02/01/45 (Call 08/01/44)	297	276,991
4.60%, 05/01/53 (Call 11/01/52)(d)	180	169,218
5.15%, 11/15/43 (Call 05/15/43)(a)	240	243,130
5.95%, 05/15/37	180	195,680
6.13%, 04/01/36	576	639,631
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	110	92,831
3.60%, 03/01/52 (Call 09/01/51)	250	207,130
4.50%, 04/01/44 (Call 10/01/43)	269	255,017
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	143	131,653
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	68	53,712
Series ai., 4.45%, 10/01/32 (Call 07/01/32)	165	165,251

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	$336	$316,509
3.00%, 03/01/50 (Call 09/01/49)	215	157,862
3.65%, 06/15/46 (Call 12/15/45)	227	185,536
3.70%, 08/15/28 (Call 05/15/28)	198	191,215
4.00%, 03/01/48 (Call 09/01/47)	250	219,847
5.30%, 02/01/53 (Call 08/01/52)	165	176,050
5.90%, 03/15/36	55	59,974
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	201	167,616
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	186	138,663
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	265	238,717
5.25%, 01/15/53	165	176,710
Series A, 3.20%, 03/15/27 (Call 12/15/26)	20	19,233
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	280	239,408
3.20%, 12/01/51 (Call 06/01/51)	145	107,935
3.60%, 06/15/61 (Call 12/15/60)	275	215,479
3.70%, 11/15/59 (Call 05/15/59)	135	105,582
3.85%, 06/15/46 (Call 12/15/45)	200	166,740
3.95%, 03/01/43 (Call 09/01/42)	247	211,627
4.45%, 03/15/44 (Call 09/15/43)	298	275,087
4.50%, 12/01/45 (Call 06/01/45)	193	176,518
4.50%, 05/15/58 (Call 11/15/57)	210	188,280
4.63%, 12/01/54 (Call 06/01/54)	218	200,931
6.15%, 11/15/52 (Call 05/15/52)	235	273,293
Series 07-A, 6.30%, 08/15/37(a)	142	160,304
Series 08-B, 6.75%, 04/01/38	121	141,735
Series 09-C, 5.50%, 12/01/39	191	197,253
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	175	144,097
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)(a)	213	197,779
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	394	338,036
Series A, 4.13%, 05/15/49 (Call 11/15/48)	243	210,958
Series C, 3.00%, 12/01/60 (Call 06/01/60)	70	47,702
Series C, 4.30%, 12/01/56 (Call 06/01/56)	190	165,296
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	210	206,344
Series E, 4.65%, 12/01/48 (Call 06/01/48)	202	188,409
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	118	71,900
3.10%, 08/15/50 (Call 02/15/50)	175	130,431
3.50%, 08/01/51 (Call 02/01/51)	167	134,819
4.05%, 05/15/48 (Call 11/15/47)	225	200,612
4.35%, 04/15/49 (Call 10/15/48)	188	175,410
Dominion Energy South Carolina Inc.
5.10%, 06/01/65 (Call 12/01/64)	119	121,219
6.05%, 01/15/38	95	105,673
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	298	258,759
2.95%, 03/01/50 (Call 09/01/49)	157	115,125
3.70%, 03/15/45 (Call 09/15/44)	106	89,963
3.95%, 03/01/49 (Call 09/01/48)	240	211,159
Series A, 1.90%, 04/01/28 (Call 02/01/28)	203	180,288
Series A, 3.00%, 03/01/32 (Call 12/01/31)	215	191,705
Series A, 4.05%, 05/15/48 (Call 11/15/47)	155	137,704
Series C, 2.63%, 03/01/31 (Call 12/01/30)(a)	285	250,421
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)	335	294,076
2.55%, 04/15/31 (Call 01/15/31)	169	146,185
2.85%, 03/15/32 (Call 12/15/31)	310	271,411
2.95%, 12/01/26 (Call 09/01/26)(a)	220	210,098
	Par
Security	(000)	Value

Electric (continued)
3.20%, 08/15/49 (Call 02/15/49)	$140	$106,084
3.55%, 03/15/52 (Call 09/15/51)	225	181,874
3.70%, 12/01/47 (Call 06/01/47)	130	106,678
3.75%, 06/01/45 (Call 12/01/44)	197	165,196
3.88%, 03/15/46 (Call 09/15/45)	180	151,580
3.95%, 11/15/28 (Call 08/15/28)	145	142,241
3.95%, 03/15/48 (Call 09/15/47)	192	164,423
4.00%, 09/30/42 (Call 03/30/42)	220	193,021
4.25%, 12/15/41 (Call 06/15/41)	221	202,792
4.95%, 01/15/33	80	82,149
5.30%, 02/15/40(a)	231	241,176
5.35%, 01/15/53	50	52,826
6.00%, 01/15/38	112	124,660
6.05%, 04/15/38	195	217,507
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)	225	186,602
2.40%, 12/15/31 (Call 09/15/31)(a)	265	225,428
2.50%, 12/01/29 (Call 09/01/29)	235	208,393
3.00%, 12/15/51 (Call 06/15/51)	330	239,715
3.20%, 01/15/27 (Call 10/15/26)	227	218,108
3.40%, 10/01/46 (Call 04/01/46)	220	170,438
3.80%, 07/15/28 (Call 04/15/28)(a)	195	190,297
5.95%, 11/15/52 (Call 05/15/52)	20	22,719
6.35%, 09/15/37	50	57,265
6.40%, 06/15/38	260	305,154
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	250	169,688
3.75%, 05/15/46 (Call 11/15/45)	210	172,227
6.35%, 08/15/38	161	185,374
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	190	141,510
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)	130	106,876
2.50%, 08/15/50 (Call 02/15/50)	213	137,907
3.25%, 08/15/25 (Call 05/15/25)	190	184,152
3.40%, 04/01/32 (Call 01/01/32)(a)	200	183,370
3.45%, 03/15/29 (Call 12/15/28)	180	170,532
3.60%, 09/15/47 (Call 03/15/47)	115	92,068
3.70%, 09/01/28 (Call 06/01/28)	199	192,795
4.10%, 05/15/42 (Call 11/15/41)	170	151,757
4.10%, 03/15/43 (Call 09/15/42)	176	156,805
4.15%, 12/01/44 (Call 06/01/44)	175	155,482
4.20%, 08/15/45 (Call 02/15/45)	195	173,538
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	247	164,346
3.50%, 04/01/26 (Call 01/01/26)(a)	435	423,868
4.20%, 04/01/49 (Call 10/01/48)	105	92,576
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 03/03/23)	155	145,666
2.35%, 06/15/32 (Call 03/15/32)(a)	150	124,743
2.90%, 03/15/51 (Call 09/15/50)	250	174,693
3.10%, 06/15/41 (Call 12/15/40)	55	43,718
4.00%, 03/15/33 (Call 12/15/32)	292	275,855
4.20%, 09/01/48 (Call 03/01/48)	178	157,726
4.20%, 04/01/50 (Call 10/01/49)	213	186,939
4.75%, 09/15/52 (Call 03/15/52)	200	193,482
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	200	162,208
Evergy Kansas Central Inc.
3.45%, 04/15/50 (Call 10/15/49)	170	132,984
4.13%, 03/01/42 (Call 09/01/41)	171	151,292

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	$505	$436,128
2.85%, 04/01/25 (Call 03/01/25)	328	316,346
2.88%, 12/04/51 (Call 06/04/51)	195	141,859
3.13%, 12/01/25 (Call 06/01/25)(a)	431	417,609
3.15%, 10/01/49 (Call 04/01/49)	279	216,504
3.25%, 06/01/24 (Call 12/01/23)	76	74,588
3.70%, 12/01/47 (Call 06/01/47)	316	269,554
3.95%, 03/01/48 (Call 09/01/47)	353	311,681
3.99%, 03/01/49 (Call 09/01/48)	245	218,138
4.05%, 06/01/42 (Call 12/01/41)(a)	228	207,136
4.05%, 10/01/44 (Call 04/01/44)	180	162,535
4.13%, 02/01/42 (Call 08/01/41)	217	198,659
4.13%, 06/01/48 (Call 12/01/47)	187	169,502
5.69%, 03/01/40	150	164,535
5.95%, 02/01/38	195	216,606
5.96%, 04/01/39	125	139,908
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	95	93,217
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	190	143,040
4.38%, 10/01/45 (Call 04/01/45)	197	177,787
5.13%, 11/01/40 (Call 05/01/40)	204	205,938
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	215	149,956
3.15%, 04/15/50 (Call 10/15/49)	265	203,658
3.50%, 10/15/24 (Call 07/15/24)	55	54,068
3.65%, 04/15/29 (Call 01/15/29)	343	330,443
3.65%, 08/01/48 (Call 02/01/48)	258	216,098
4.25%, 07/15/49 (Call 01/15/49)	357	326,791
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	143	127,728
1.88%, 02/07/25(a)	260	246,581
2.40%, 03/15/30 (Call 12/15/29)	118	101,380
2.75%, 04/15/32 (Call 01/15/32)	125	107,405
2.85%, 01/27/25 (Call 10/27/24)	119	114,866
3.40%, 02/07/28 (Call 11/07/27)(a)	278	265,735
4.02%, 11/01/32 (Call 05/01/32)	123	116,410
4.30%, 03/15/49 (Call 09/15/48)	177	158,815
5.45%, 10/30/25	155	158,159
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	85	81,784
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	245	168,004
2.90%, 03/01/50 (Call 09/01/49)	193	140,851
3.40%, 08/15/42 (Call 02/15/42)	54	44,885
3.60%, 09/15/47 (Call 03/15/47)	228	187,886
4.50%, 06/01/52 (Call 12/01/51)	165	159,760
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	415	396,640
Ohio Power Co., Series R, 2.90%, 10/01/51 (Call 04/01/51)	220	154,557
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	180	160,895
3.10%, 09/15/49 (Call 03/15/49)	239	180,799
3.70%, 11/15/28 (Call 08/15/28)	270	261,101
3.75%, 04/01/45 (Call 10/01/44)	178	152,790
4.55%, 09/15/32	135	136,413
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	290	207,170
3.30%, 03/15/51 (Call 09/15/50)	185	143,479
4.13%, 01/15/49 (Call 07/15/48)	217	191,116
	Par
Security	(000)	Value

Electric (continued)
4.15%, 02/15/50 (Call 08/15/49)	$189	$167,545
5.35%, 12/01/53 (Call 06/01/53)	240	256,342
5.75%, 04/01/37	172	184,919
6.00%, 01/15/39	225	246,375
6.25%, 10/15/37	180	203,112
PECO Energy Co., 3.90%, 03/01/48 (Call 09/01/47)	122	106,794
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	235	213,284
6.50%, 11/15/37(a)	170	195,840
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	155	128,035
3.60%, 09/15/42 (Call 03/15/42)	149	124,853
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	190	147,144
Public Service Electric & Gas Co.
3.10%, 03/15/32 (Call 12/15/31)(a)	255	231,078
3.80%, 03/01/46 (Call 09/01/45)	208	177,963
Puget Sound Energy Inc., 4.22%, 06/15/48 (Call 12/15/47)	295	259,031
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	362	339,679
3.70%, 03/15/52 (Call 09/15/51)	160	134,299
4.50%, 08/15/40	160	152,438
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	286	234,589
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	265	193,039
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	145	128,354
Southern California Edison Co.
1.10%, 04/01/24 (Call 04/01/23)	25	23,922
2.25%, 06/01/30 (Call 03/01/30)	355	304,040
2.75%, 02/01/32 (Call 11/01/31)(a)	170	147,132
2.85%, 08/01/29 (Call 05/01/29)	77	68,883
3.45%, 02/01/52 (Call 08/01/51)	240	182,818
3.65%, 02/01/50 (Call 08/01/49)	252	198,201
4.00%, 04/01/47 (Call 10/01/46)	609	511,061
4.50%, 09/01/40 (Call 03/01/40)	165	149,408
4.65%, 10/01/43 (Call 04/01/43)	219	203,821
5.50%, 03/15/40	169	173,103
5.85%, 11/01/27 (Call 10/01/27)	160	168,475
5.95%, 11/01/32 (Call 08/01/32)	100	108,957
6.00%, 01/15/34	210	228,669
6.05%, 03/15/39	156	168,324
Series 08-A, 5.95%, 02/01/38	220	235,044
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	255	176,452
Series A, 4.20%, 03/01/29 (Call 12/01/28)(a)	74	72,087
Series B, 4.88%, 03/01/49 (Call 09/01/48)	210	199,615
Series C, 4.13%, 03/01/48 (Call 09/01/47)	385	327,820
Series D, 4.70%, 06/01/27 (Call 05/01/27)	135	135,660
Series E, 3.70%, 08/01/25 (Call 06/01/25)	212	206,547
Southwestern Public Service Co., Series 8, 3.15%, 05/01/50 (Call 11/01/49)	260	193,955
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)	210	172,807
2.63%, 03/15/51 (Call 09/15/50)	170	116,571
3.90%, 04/01/52 (Call 10/01/51)	180	155,660
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	193	162,207
2.40%, 03/30/32 (Call 12/30/31)	225	190,093
2.45%, 12/15/50 (Call 06/15/50)	483	310,786
2.95%, 11/15/51 (Call 05/15/51)	100	71,348
3.30%, 12/01/49 (Call 06/01/49)	202	155,651
4.00%, 01/15/43 (Call 07/15/42)	195	169,285
4.45%, 02/15/44 (Call 08/15/43)	181	165,349

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
4.60%, 12/01/48 (Call 06/01/48)	$174	$161,681
8.88%, 11/15/38	211	297,141
Series A, 2.88%, 07/15/29 (Call 04/15/29)	190	172,987
Series A, 3.15%, 01/15/26 (Call 10/15/25)	365	353,900
Series A, 3.50%, 03/15/27 (Call 12/15/26)	348	335,910
Series A, 3.80%, 04/01/28 (Call 01/01/28)	265	256,112
Series A, 6.00%, 05/15/37	82	89,995
Series B, 3.75%, 05/15/27 (Call 04/15/27)(a)	250	243,755
Series B, 3.80%, 09/15/47 (Call 03/15/47)	200	164,662
Series B, 6.00%, 01/15/36	95	102,135
Series C, 4.00%, 11/15/46 (Call 05/15/46)	180	151,585
Series C, 4.63%, 05/15/52 (Call 11/15/51)(a)	258	242,342
Series D, 4.65%, 08/15/43 (Call 02/15/43)	165	155,478
Wisconsin Electric Power Co., 4.75%, 09/30/32 (Call 06/30/32)	55	56,075
Wisconsin Power and Light Co., 3.95%, 09/01/32 (Call 06/01/32)	185	176,527
		48,548,456
Electrical Components & Equipment — 0.2%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	247	218,168
1.80%, 10/15/27 (Call 08/15/27)(a)	137	122,331
1.95%, 10/15/30 (Call 07/15/30)	145	121,197
2.00%, 12/21/28 (Call 10/21/28)	335	294,653
2.20%, 12/21/31 (Call 09/21/31)(a)	315	262,880
2.75%, 10/15/50 (Call 04/15/50)	212	147,484
2.80%, 12/21/51 (Call 06/21/51)	388	272,298
3.15%, 06/01/25 (Call 03/01/25)	90	87,461
		1,526,472
Electronics — 0.5%
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	410	363,928
1.35%, 06/01/25 (Call 05/01/25)	373	348,099
1.75%, 09/01/31 (Call 06/01/31)	650	532,850
1.95%, 06/01/30 (Call 03/01/30)	326	278,225
2.30%, 08/15/24 (Call 07/15/24)	416	402,172
2.50%, 11/01/26 (Call 08/01/26)	609	573,800
2.70%, 08/15/29 (Call 05/15/29)(a)	250	227,172
2.80%, 06/01/50 (Call 12/01/49)(a)	254	196,413
4.95%, 02/15/28 (Call 01/15/28)	303	314,765
5.00%, 02/15/33 (Call 11/15/32)	338	355,961
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 11/04/31)	245	210,377
4.50%, 02/13/26	50	50,058
		3,853,820
Food — 0.2%
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	370	344,799
Hormel Foods Corp.
0.65%, 06/03/24 (Call 03/03/23)	345	327,157
1.70%, 06/03/28 (Call 04/03/28)	325	288,545
1.80%, 06/11/30 (Call 03/11/30)(a)	331	279,566
3.05%, 06/03/51 (Call 12/03/50)	215	162,252
Walmart Inc., 3.90%, 09/09/25	185	184,134
		1,586,453
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29(a)	226	263,007

Gas — 0.4%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	357	288,231
	Par
Security	(000)	Value

Gas (continued)
2.63%, 09/15/29 (Call 06/15/29)	$120	$107,048
2.85%, 02/15/52 (Call 08/15/51)	245	172,561
3.00%, 06/15/27 (Call 03/15/27)(a)	337	320,666
3.38%, 09/15/49 (Call 03/15/49)	188	147,193
4.13%, 10/15/44 (Call 04/15/44)	129	113,455
4.15%, 01/15/43 (Call 07/15/42)	215	191,567
4.30%, 10/01/48 (Call 04/01/48)	215	194,569
5.75%, 10/15/52 (Call 04/15/52)(a)	110	123,638
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	160	131,685
4.40%, 07/01/32 (Call 04/01/32)(a)	245	243,432
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)(a)	275	260,260
3.15%, 09/15/24 (Call 06/15/24)	300	292,389
6.35%, 11/15/52 (Call 05/15/52)	120	140,258
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	364	341,680
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	117	102,665
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	314	275,384
		3,446,681
Hand & Machine Tools — 0.2%
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	108	83,313
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)	190	181,030
2.30%, 03/15/30 (Call 12/15/29)	277	234,026
2.75%, 11/15/50 (Call 05/15/50)	260	168,748
3.00%, 05/15/32 (Call 02/15/32)(a)	140	121,324
3.40%, 03/01/26 (Call 01/01/26)	291	280,123
4.25%, 11/15/28 (Call 08/15/28)	30	29,231
4.85%, 11/15/48 (Call 05/15/48)(a)	260	241,472
		1,339,267
Health Care - Products — 1.1%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	324	281,870
1.40%, 06/30/30 (Call 03/30/30)	238	196,812
2.95%, 03/15/25 (Call 12/15/24)	503	488,639
3.75%, 11/30/26 (Call 08/30/26)	727	717,767
4.75%, 11/30/36 (Call 05/30/36)	522	545,605
4.75%, 04/15/43 (Call 10/15/42)	238	243,081
4.90%, 11/30/46 (Call 05/30/46)	746	778,630
5.30%, 05/27/40	262	284,071
6.00%, 04/01/39	165	190,397
6.15%, 11/30/37	230	269,965
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	220	151,818
2.80%, 12/10/51 (Call 06/10/51)	400	287,268
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	365	350,342
2.60%, 11/15/29 (Call 08/15/29)	50	44,927
3.25%, 11/15/39 (Call 05/15/39)	460	392,661
3.40%, 11/15/49 (Call 05/15/49)	335	272,804
Medtronic Inc.
4.38%, 03/15/35	632	628,739
4.63%, 03/15/45	547	549,894
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 03/03/23)	787	743,274
1.75%, 10/15/28 (Call 08/15/28)	450	392,148
2.00%, 10/15/31 (Call 07/15/31)(a)	485	406,648
2.60%, 10/01/29 (Call 07/01/29)	140	126,693
2.80%, 10/15/41 (Call 04/15/41)	525	412,209
4.10%, 08/15/47 (Call 02/15/47)	200	187,726

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Products (continued)
4.80%, 11/21/27 (Call 10/21/27)	$105	$107,824
4.95%, 11/21/32 (Call 08/21/32)	160	167,979
		9,219,791
Health Care - Services — 2.6%
Ascension Health
3.95%, 11/15/46	512	450,289
Series B, 2.53%, 11/15/29 (Call 08/15/29)	242	212,987
Series B, 3.11%, 11/15/39 (Call 05/15/39)	85	68,984
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	189	161,260
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	270	192,829
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	175	118,608
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)	200	170,584
3.35%, 10/01/29 (Call 04/01/29)	200	179,520
3.82%, 10/01/49 (Call 04/01/49)	317	257,274
3.91%, 10/01/50 (Call 04/01/50)	200	160,318
4.19%, 10/01/49 (Call 04/01/49)	200	167,458
6.07%, 11/01/27 (Call 08/01/27)(a)	225	234,808
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	210	160,627
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	135	118,566
Hackensack Meridian Health Inc.
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	205	150,607
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	185	129,126
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52 (Call 01/15/52)	190	160,402
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	121	104,527
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	52	49,794
4.15%, 05/01/47 (Call 11/01/46)	417	382,723
4.88%, 04/01/42	220	223,546
Series 2019, 3.27%, 11/01/49 (Call 05/12/49)	350	273,329
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	405	312,822
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	405	300,911
Mass General Brigham Inc., Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	194	142,510
Mayo Clinic, Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	150	106,854
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	155	138,592
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	205	138,758
Mount Sinai Hospitals Group Inc., Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	245	196,644
New York and Presbyterian Hospital (The)
4.02%, 08/01/45	266	236,501
Series 2019, 3.95%, 08/01/2119 (Call 02/01/2119)	100	74,888
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	185	150,346
4.26%, 11/01/47 (Call 11/01/46)	278	237,468
Novant Health Inc., 3.17%, 11/01/51 (Call 05/01/51)	226	167,403
Providence St Joseph Health Obligated Group
Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	136	117,358
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	130	83,641
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	50	48,386
Stanford Health Care, Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	230	196,455
	Par
Security	(000)	Value

Health Care - Services (continued)
Sutter Health
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	$195	$164,054
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	59	44,753
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	176	174,453
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)	220	216,412
1.15%, 05/15/26 (Call 04/15/26)	225	203,843
1.25%, 01/15/26	226	208,300
2.00%, 05/15/30	365	311,319
2.30%, 05/15/31 (Call 02/15/31)	447	384,469
2.38%, 08/15/24	190	183,785
2.75%, 05/15/40 (Call 11/15/39)	332	256,543
2.88%, 08/15/29	380	347,263
2.90%, 05/15/50 (Call 11/15/49)	425	310,913
2.95%, 10/15/27	281	265,354
3.05%, 05/15/41 (Call 11/15/40)	500	399,660
3.10%, 03/15/26	446	431,429
3.13%, 05/15/60 (Call 11/15/59)	380	277,191
3.25%, 05/15/51 (Call 11/15/50)	527	412,435
3.38%, 04/15/27	145	140,344
3.45%, 01/15/27	36	35,060
3.50%, 02/15/24	230	227,194
3.50%, 08/15/39 (Call 02/15/39)	385	334,265
3.70%, 08/15/49 (Call 02/15/49)	412	348,770
3.75%, 07/15/25	235	231,781
3.75%, 10/15/47 (Call 04/15/47)	334	285,810
3.85%, 06/15/28(a)	432	422,293
3.88%, 12/15/28	289	281,651
3.88%, 08/15/59 (Call 02/15/59)	295	250,083
3.95%, 10/15/42 (Call 04/15/42)	223	203,380
4.00%, 05/15/29 (Call 03/15/29)	335	328,407
4.20%, 05/15/32 (Call 02/15/32)	455	448,475
4.20%, 01/15/47 (Call 07/15/46)	272	248,314
4.25%, 03/15/43 (Call 09/15/42)	255	239,850
4.25%, 04/15/47 (Call 10/15/46)	263	242,510
4.25%, 06/15/48 (Call 12/15/47)(a)	445	410,152
4.38%, 03/15/42 (Call 09/15/41)	300	284,352
4.45%, 12/15/48 (Call 06/15/48)	373	354,320
4.63%, 07/15/35(a)	407	411,050
4.63%, 11/15/41 (Call 05/15/41)	219	213,148
4.75%, 07/15/45	640	642,630
4.75%, 05/15/52 (Call 11/15/51)	580	574,525
4.95%, 05/15/62 (Call 11/15/61)	315	317,545
5.00%, 10/15/24(a)	140	141,397
5.15%, 10/15/25(a)	70	71,403
5.25%, 02/15/28 (Call 01/15/28)	130	135,412
5.30%, 02/15/30 (Call 12/15/29)	160	167,965
5.35%, 02/15/33 (Call 11/15/32)(a)	625	665,213
5.80%, 03/15/36	170	188,629
5.88%, 02/15/53 (Call 08/15/52)	565	647,592
6.05%, 02/15/63 (Call 08/15/62)	350	409,374
6.50%, 06/15/37	122	142,579
6.63%, 11/15/37	244	289,765
6.88%, 02/15/38	345	421,935
		22,127,052
Household Products & Wares — 0.2%
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	200	174,590
2.00%, 11/02/31 (Call 08/02/31)	120	100,579
2.88%, 02/07/50 (Call 08/07/49)(a)	146	109,043

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Household Products & Wares (continued)
3.10%, 03/26/30 (Call 12/26/29)	$405	$374,625
3.20%, 04/25/29 (Call 01/25/29)	215	201,782
3.20%, 07/30/46 (Call 01/30/46)	254	201,630
3.95%, 11/01/28 (Call 08/01/28)	235	232,723
6.63%, 08/01/37	221	269,275
		1,664,247
Insurance — 2.9%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)(a)	373	354,025
4.75%, 01/15/49 (Call 07/15/48)(a)	278	271,192
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	190	143,986
3.63%, 05/15/30 (Call 02/15/30)	25	23,741
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)(a)	336	302,182
1.45%, 12/15/30 (Call 09/15/30)(a)	225	179,091
3.28%, 12/15/26 (Call 09/15/26)	165	159,240
3.85%, 08/10/49 (Call 02/10/49)	256	215,409
4.20%, 12/15/46 (Call 06/15/46)	161	142,627
4.50%, 06/15/43	140	131,279
5.55%, 05/09/35	150	160,637
AXA SA, 8.60%, 12/15/30	25	30,959
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	107	87,852
1.85%, 03/12/30 (Call 12/12/29)	275	236,208
2.30%, 03/15/27 (Call 02/15/27)(a)	500	470,880
2.50%, 01/15/51 (Call 07/15/50)	285	193,692
2.85%, 10/15/50 (Call 04/15/50)	617	445,301
2.88%, 03/15/32 (Call 12/15/31)	385	344,987
3.85%, 03/15/52 (Call 09/15/51)	770	664,009
4.20%, 08/15/48 (Call 02/15/48)	681	636,905
4.25%, 01/15/49 (Call 07/15/48)	622	586,546
4.30%, 05/15/43	213	205,079
4.40%, 05/15/42	260	255,476
5.75%, 01/15/40	312	356,750
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)(a)	633	614,959
4.50%, 02/11/43	337	335,746
Chubb Corp. (The)
6.00%, 05/11/37	208	233,626
Series 1, 6.50%, 05/15/38	75	88,884
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)	415	336,200
2.85%, 12/15/51 (Call 06/15/51)	175	126,684
3.05%, 12/15/61 (Call 06/15/61)	345	245,447
3.15%, 03/15/25	442	429,421
3.35%, 05/15/24	255	250,892
3.35%, 05/03/26 (Call 02/03/26)	430	417,087
4.35%, 11/03/45 (Call 05/03/45)	480	455,726
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	208	190,314
3.75%, 04/01/26 (Call 01/01/26)	185	180,950
4.13%, 05/15/43 (Call 11/15/42)	141	124,225
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)	59	54,533
3.70%, 03/16/32 (Call 12/16/31)	230	213,493
4.15%, 03/04/26	389	384,682
5.38%, 03/04/46	222	232,563
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	270	228,371
	Par
Security	(000)	Value

Insurance (continued)
3.50%, 06/03/24 (Call 03/03/24)	$226	$222,669
3.50%, 03/10/25 (Call 12/10/24)	345	337,369
3.75%, 03/14/26 (Call 12/14/25)	249	244,219
3.88%, 03/15/24 (Call 02/15/24)	283	280,043
4.20%, 03/01/48 (Call 09/01/47)	225	201,834
4.35%, 01/30/47 (Call 07/30/46)	148	135,416
4.38%, 03/15/29 (Call 12/15/28)(a)	514	508,988
4.75%, 03/15/39 (Call 09/15/38)	259	254,574
4.90%, 03/15/49 (Call 09/15/48)	353	351,362
5.75%, 11/01/32 (Call 08/01/32)	65	70,487
6.25%, 11/01/52 (Call 05/01/52)(a)	170	204,721
MetLife Inc.
3.00%, 03/01/25	450	436,275
3.60%, 04/10/24	103	101,854
3.60%, 11/13/25 (Call 08/13/25)	242	236,652
4.05%, 03/01/45	324	289,267
4.13%, 08/13/42	396	359,782
4.55%, 03/23/30 (Call 12/23/29)(a)	375	381,067
4.60%, 05/13/46 (Call 11/13/45)	215	205,374
4.88%, 11/13/43	355	352,941
5.00%, 07/15/52 (Call 01/15/52)(a)	330	334,693
5.25%, 01/15/54	390	406,111
5.70%, 06/15/35	281	309,148
5.88%, 02/06/41	130	141,024
6.38%, 06/15/34	209	244,081
6.50%, 12/15/32	126	145,109
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	100	93,321
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/12/30)(a)	231	194,474
3.70%, 05/15/29 (Call 02/15/29)	245	232,853
6.05%, 10/15/36	75	80,900
Progressive Corp. (The)
2.45%, 01/15/27	156	145,520
2.50%, 03/15/27 (Call 02/15/27)(a)	205	191,575
3.00%, 03/15/32 (Call 12/15/31)(a)	150	135,501
3.20%, 03/26/30 (Call 12/26/29)	269	249,290
3.70%, 03/15/52 (Call 09/15/51)	175	147,684
3.95%, 03/26/50 (Call 09/26/49)	53	46,433
4.00%, 03/01/29 (Call 12/01/28)(a)	225	221,611
4.13%, 04/15/47 (Call 10/15/46)	253	229,785
4.20%, 03/15/48 (Call 09/15/47)	210	191,165
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	220	200,834
2.10%, 03/10/30 (Call 12/10/29)	160	137,046
3.00%, 03/10/40 (Call 09/10/39)	141	112,079
3.70%, 03/13/51 (Call 09/13/50)	522	430,822
3.91%, 12/07/47 (Call 06/07/47)	283	241,690
3.94%, 12/07/49 (Call 06/07/49)	298	253,896
4.35%, 02/25/50 (Call 08/25/49)	313	284,777
4.60%, 05/15/44	228	221,479
5.70%, 12/14/36	155	170,018
Prudential PLC, 3.13%, 04/14/30	230	208,336
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	125	86,176
3.05%, 06/08/51 (Call 12/08/50)(a)	215	162,235
3.75%, 05/15/46 (Call 11/15/45)	133	111,272
4.00%, 05/30/47 (Call 11/30/46)	182	160,340
4.05%, 03/07/48 (Call 09/07/47)	149	131,378
4.10%, 03/04/49 (Call 09/04/48)	145	127,545
4.60%, 08/01/43	125	119,978

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
5.35%, 11/01/40	$420	$448,413
6.25%, 06/15/37	299	345,420
Travelers Property Casualty Corp., 6.38%, 03/15/33	188	214,074
		24,824,836
Internet — 3.3%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	360	296,532
2.70%, 02/09/41 (Call 08/09/40)	320	221,987
3.15%, 02/09/51 (Call 08/09/50)	425	288,826
3.25%, 02/09/61 (Call 08/09/60)	320	212,138
3.40%, 12/06/27 (Call 09/06/27)(a)	710	666,697
3.60%, 11/28/24 (Call 08/28/24)	460	448,735
4.00%, 12/06/37 (Call 06/06/37)	230	200,868
4.20%, 12/06/47 (Call 06/06/47)	355	297,195
4.40%, 12/06/57 (Call 06/06/57)	355	296,794
4.50%, 11/28/34 (Call 05/28/34)	200	188,154
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	455	415,037
0.80%, 08/15/27 (Call 06/15/27)	420	365,266
1.10%, 08/15/30 (Call 05/15/30)	532	432,218
1.90%, 08/15/40 (Call 02/15/40)(a)	484	340,688
2.00%, 08/15/26 (Call 05/15/26)	577	536,985
2.05%, 08/15/50 (Call 02/15/50)	772	493,787
2.25%, 08/15/60 (Call 02/15/60)	635	391,338
3.38%, 02/25/24	294	290,613
Amazon.com Inc.
0.45%, 05/12/24	562	533,108
0.80%, 06/03/25 (Call 05/03/25)	567	522,717
1.00%, 05/12/26 (Call 04/12/26)	790	711,537
1.20%, 06/03/27 (Call 04/03/27)	332	292,821
1.50%, 06/03/30 (Call 03/03/30)	706	585,620
1.65%, 05/12/28 (Call 03/12/28)	847	746,842
2.10%, 05/12/31 (Call 02/12/31)	992	845,035
2.50%, 06/03/50 (Call 12/03/49)	776	525,949
2.70%, 06/03/60 (Call 12/03/59)	776	507,318
2.73%, 04/13/24	50	48,967
2.80%, 08/22/24 (Call 06/22/24)	796	775,463
2.88%, 05/12/41 (Call 11/12/40)	642	506,255
3.00%, 04/13/25	585	568,234
3.10%, 05/12/51 (Call 11/12/50)	990	752,697
3.15%, 08/22/27 (Call 05/22/27)	1,197	1,144,835
3.25%, 05/12/61 (Call 11/12/60)	475	351,011
3.30%, 04/13/27 (Call 03/13/27)	690	667,182
3.45%, 04/13/29 (Call 02/13/29)	565	543,327
3.60%, 04/13/32 (Call 01/13/32)	840	798,563
3.80%, 12/05/24 (Call 09/05/24)(a)	186	184,609
3.88%, 08/22/37 (Call 02/22/37)	849	790,241
3.95%, 04/13/52 (Call 10/13/51)	760	672,281
4.05%, 08/22/47 (Call 02/22/47)	1,092	991,012
4.10%, 04/13/62 (Call 10/13/61)	435	381,556
4.25%, 08/22/57 (Call 02/22/57)	682	624,923
4.55%, 12/01/27 (Call 11/01/27)	20	20,256
4.60%, 12/01/25	20	20,171
4.65%, 12/01/29 (Call 10/01/29)	130	132,300
4.70%, 11/29/24	150	150,681
4.70%, 12/01/32 (Call 09/01/32)	130	133,078
4.80%, 12/05/34 (Call 06/05/34)	434	450,683
4.95%, 12/05/44 (Call 06/05/44)	549	570,005
5.20%, 12/03/25 (Call 09/03/25)	421	430,906
	Par
Security	(000)	Value

Internet (continued)
Baidu Inc.
1.72%, 04/09/26 (Call 03/09/26)	$220	$197,329
3.08%, 04/07/25 (Call 03/07/25)	200	190,642
3.63%, 07/06/27	215	203,861
4.13%, 06/30/25	90	87,612
4.38%, 05/14/24 (Call 04/14/24)(a)	60	59,368
4.38%, 03/29/28 (Call 12/29/27)(a)	35	34,077
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	200	191,792
3.60%, 06/01/26 (Call 03/01/26)	512	497,986
3.65%, 03/15/25 (Call 12/15/24)	367	359,124
4.63%, 04/13/30 (Call 01/13/30)	273	274,272
Meta Platforms Inc.
3.50%, 08/15/27	705	676,751
3.85%, 08/15/32	985	917,242
4.45%, 08/15/52	710	619,851
4.65%, 08/15/62 (Call 02/15/62)	475	417,591
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)	95	75,434
		28,166,973
Iron & Steel — 0.1%
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)	50	44,370
3.13%, 04/01/32 (Call 01/01/32)	250	223,457
3.85%, 04/01/52 (Call 10/01/51)	225	189,245
3.95%, 05/23/25	85	83,792
3.95%, 05/01/28 (Call 02/01/28)	50	48,682
		589,546
Machinery — 1.6%
ABB Finance USA Inc., 4.38%, 05/08/42	210	194,038
Caterpillar Financial Services Corp.
0.45%, 05/17/24	40	37,927
0.60%, 09/13/24	240	225,499
0.80%, 11/13/25	95	86,180
0.90%, 03/02/26	505	455,394
1.10%, 09/14/27	249	217,641
1.15%, 09/14/26	255	228,187
1.45%, 05/15/25	142	132,742
1.70%, 01/08/27	30	27,527
2.15%, 11/08/24	389	374,059
2.85%, 05/17/24	219	214,090
3.25%, 12/01/24	55	53,924
3.40%, 05/13/25	200	195,520
3.60%, 08/12/27(a)	145	141,542
3.65%, 08/12/25	408	399,979
4.80%, 01/06/26	20	20,270
4.90%, 01/17/25	235	237,430
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	120	100,604
2.60%, 09/19/29 (Call 06/19/29)	296	268,016
2.60%, 04/09/30 (Call 01/09/30)	341	308,390
3.25%, 09/19/49 (Call 03/19/49)	310	253,623
3.25%, 04/09/50 (Call 10/09/49)(a)	264	216,137
3.40%, 05/15/24 (Call 02/15/24)(a)	500	492,890
3.80%, 08/15/42	557	504,915
4.30%, 05/15/44 (Call 11/15/43)(a)	129	125,525
4.75%, 05/15/64 (Call 11/15/63)	162	164,608
5.20%, 05/27/41	284	304,831
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	362	349,033

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
2.88%, 09/07/49 (Call 03/07/49)	$180	$138,838
3.10%, 04/15/30 (Call 01/15/30)	283	262,347
3.75%, 04/15/50 (Call 10/15/49)(a)	234	212,552
3.90%, 06/09/42 (Call 12/09/41)	176	166,112
5.38%, 10/16/29	101	107,352
John Deere Capital Corp.
0.45%, 06/07/24	290	274,111
0.63%, 09/10/24	240	225,871
0.70%, 01/15/26(a)	365	328,591
1.05%, 06/17/26(a)	330	297,343
1.25%, 01/10/25	320	300,982
1.45%, 01/15/31(a)	140	113,613
1.50%, 03/06/28	235	205,331
1.70%, 01/11/27	115	104,818
1.75%, 03/09/27(a)	255	232,244
2.00%, 06/17/31(a)	195	163,389
2.05%, 01/09/25	350	334,296
2.45%, 01/09/30	205	182,364
2.60%, 03/07/24	356	348,435
2.65%, 06/24/24	160	155,701
2.65%, 06/10/26	275	260,444
2.80%, 09/08/27	243	228,665
2.80%, 07/18/29(a)	225	205,911
3.35%, 06/12/24	100	98,499
3.35%, 04/18/29(a)	243	230,247
3.40%, 06/06/25	360	351,464
3.45%, 03/13/25	77	75,425
3.45%, 03/07/29	276	262,984
3.90%, 06/07/32	105	101,941
4.05%, 09/08/25	185	183,285
4.15%, 09/15/27	225	224,269
4.35%, 09/15/32	200	201,236
4.55%, 10/11/24(a)	230	230,265
4.75%, 01/20/28	250	255,360
4.80%, 01/09/26	220	222,818
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	195	180,950
		13,798,574
Manufacturing — 0.4%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	256	243,553
2.25%, 09/19/26 (Call 06/19/26)(a)	237	220,709
2.38%, 08/26/29 (Call 05/26/29)(a)	163	142,675
2.65%, 04/15/25 (Call 03/15/25)(a)	177	169,947
2.88%, 10/15/27 (Call 07/15/27)(a)	230	215,321
3.00%, 08/07/25(a)	166	160,343
3.05%, 04/15/30 (Call 01/15/30)	50	45,041
3.13%, 09/19/46 (Call 03/19/46)	197	141,206
3.25%, 08/26/49 (Call 02/26/49)(a)	375	274,657
3.38%, 03/01/29 (Call 12/01/28)(a)	333	312,071
3.63%, 09/14/28 (Call 06/14/28)(a)	174	167,050
3.63%, 10/15/47 (Call 04/15/47)	170	134,460
3.70%, 04/15/50 (Call 10/15/49)(a)	180	143,966
4.00%, 09/14/48 (Call 03/14/48)(a)	323	270,025
5.70%, 03/15/37	270	282,463
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	505	478,195
3.90%, 09/01/42 (Call 03/01/42)	220	201,289
4.88%, 09/15/41 (Call 03/15/41)	205	212,214
		3,815,185
	Par
Security	(000)	Value

Media — 3.7%
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	$585	$472,662
1.95%, 01/15/31 (Call 10/15/30)	375	313,774
2.35%, 01/15/27 (Call 10/15/26)	264	245,137
2.45%, 08/15/52 (Call 02/15/52)	460	296,097
2.65%, 02/01/30 (Call 11/01/29)	535	478,108
2.65%, 08/15/62 (Call 02/15/62)(a)	425	267,465
2.80%, 01/15/51 (Call 07/15/50)	601	416,559
2.89%, 11/01/51 (Call 05/01/51)	1,495	1,043,061
2.94%, 11/01/56 (Call 05/01/56)	1,703	1,163,370
2.99%, 11/01/63 (Call 05/01/63)	1,087	725,562
3.15%, 03/01/26 (Call 12/01/25)	694	670,022
3.15%, 02/15/28 (Call 11/15/27)	650	615,674
3.20%, 07/15/36 (Call 01/15/36)	148	126,874
3.25%, 11/01/39 (Call 05/01/39)	495	411,870
3.30%, 02/01/27 (Call 11/01/26)	372	357,656
3.30%, 04/01/27 (Call 02/01/27)	204	195,711
3.38%, 02/15/25 (Call 11/15/24)	430	419,788
3.38%, 08/15/25 (Call 05/15/25)	540	525,344
3.40%, 04/01/30 (Call 01/01/30)	559	524,879
3.40%, 07/15/46 (Call 01/15/46)	392	312,056
3.45%, 02/01/50 (Call 08/01/49)(a)	393	311,570
3.55%, 05/01/28 (Call 02/01/28)(a)	335	322,220
3.70%, 04/15/24 (Call 03/15/24)	514	508,218
3.75%, 04/01/40 (Call 10/01/39)	529	467,271
3.90%, 03/01/38 (Call 09/01/37)	386	353,240
3.95%, 10/15/25 (Call 08/15/25)(a)	913	900,675
3.97%, 11/01/47 (Call 05/01/47)	597	515,623
4.00%, 08/15/47 (Call 02/15/47)	191	165,332
4.00%, 03/01/48 (Call 09/01/47)	264	229,170
4.00%, 11/01/49 (Call 05/01/49)	615	529,509
4.05%, 11/01/52 (Call 05/01/52)	428	369,753
4.15%, 10/15/28 (Call 07/15/28)	938	928,789
4.20%, 08/15/34 (Call 02/15/34)	343	333,056
4.25%, 10/15/30 (Call 07/15/30)	499	493,586
4.25%, 01/15/33(a)	630	616,688
4.40%, 08/15/35 (Call 02/25/35)	348	341,402
4.60%, 10/15/38 (Call 04/15/38)	381	374,233
4.60%, 08/15/45 (Call 02/15/45)	262	248,908
4.65%, 07/15/42	224	217,851
4.70%, 10/15/48 (Call 04/15/48)	573	553,163
4.95%, 10/15/58 (Call 04/15/58)(a)	433	430,025
5.25%, 11/07/25	100	102,174
5.35%, 11/15/27 (Call 10/15/27)	260	270,759
5.50%, 11/15/32 (Call 08/15/32)	360	387,270
5.65%, 06/15/35(a)	341	371,854
6.45%, 03/15/37	120	139,736
6.50%, 11/15/35	245	285,540
7.05%, 03/15/33	220	263,133
NBCUniversal Media LLC, 4.45%, 01/15/43	256	239,306
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(a)	274	251,669
2.95%, 06/15/27(a)	271	257,377
3.00%, 02/13/26	260	249,722
3.00%, 07/30/46	179	133,792
3.15%, 09/17/25	268	258,540
3.70%, 12/01/42	270	231,557
4.13%, 06/01/44	327	299,176
Series B, 7.00%, 03/01/32	145	169,402
Series E, 4.13%, 12/01/41	211	193,033

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	$126	$120,428
1.75%, 01/13/26(a)	441	408,507
2.00%, 09/01/29 (Call 06/01/29)	573	495,198
2.20%, 01/13/28(a)	355	323,093
2.65%, 01/13/31(a)	770	679,194
2.75%, 09/01/49 (Call 03/01/49)	647	461,589
3.35%, 03/24/25	426	415,376
3.50%, 05/13/40 (Call 11/13/39)	578	494,895
3.60%, 01/13/51 (Call 07/13/50)	816	673,934
3.70%, 09/15/24 (Call 06/15/24)	291	286,152
3.70%, 10/15/25 (Call 07/15/25)	269	263,066
3.70%, 03/23/27	120	117,604
3.80%, 03/22/30(a)	464	446,020
3.80%, 05/13/60 (Call 11/13/59)	467	387,661
4.63%, 03/23/40 (Call 09/23/39)	227	223,618
4.70%, 03/23/50 (Call 09/23/49)(a)	591	583,754
4.75%, 09/15/44 (Call 03/15/44)	275	269,324
5.40%, 10/01/43	166	176,619
6.15%, 02/15/41	230	262,856
6.20%, 12/15/34	307	352,083
6.40%, 12/15/35	155	178,362
6.65%, 11/15/37	283	334,308
		30,849,632
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.25%, 06/15/25 (Call 03/15/25)	309	300,604
3.90%, 01/15/43 (Call 07/15/42)	170	151,453
		452,057
Mining — 0.3%
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	360	336,561
5.00%, 09/30/43	821	850,605
Rio Tinto Alcan Inc., 6.13%, 12/15/33	260	291,863
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	380	271,989
5.20%, 11/02/40	342	361,350
7.13%, 07/15/28	281	316,302
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	271	250,157
4.75%, 03/22/42 (Call 09/22/41)	190	190,082
		2,868,909
Oil & Gas — 4.2%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	380	315,818
2.72%, 01/12/32 (Call 10/12/31)(a)	595	520,084
2.77%, 11/10/50 (Call 05/10/50)	450	312,268
2.94%, 06/04/51 (Call 12/04/50)(a)	682	487,678
3.00%, 02/24/50 (Call 08/24/49)	622	453,886
3.00%, 03/17/52 (Call 09/17/51)	480	345,898
3.02%, 01/16/27 (Call 10/16/26)	329	312,899
3.06%, 06/17/41 (Call 12/17/40)	465	370,982
3.12%, 05/04/26 (Call 02/04/26)	125	120,205
3.38%, 02/08/61 (Call 08/08/60)	578	432,760
3.41%, 02/11/26 (Call 12/11/25)	373	363,093
3.54%, 04/06/27 (Call 02/06/27)	15	14,564
3.59%, 04/14/27 (Call 01/14/27)	196	190,443
3.63%, 04/06/30 (Call 01/06/30)	267	254,144
3.80%, 09/21/25 (Call 07/21/25)	425	420,856
	Par
Security	(000)	Value

Oil & Gas (continued)
3.94%, 09/21/28 (Call 06/21/28)	$295	$289,528
4.23%, 11/06/28 (Call 08/06/28)(a)	273	271,911
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	349	334,632
3.72%, 11/28/28 (Call 08/28/28)(a)	404	393,177
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	755	710,787
2.00%, 05/11/27 (Call 03/11/27)	503	461,774
2.24%, 05/11/30 (Call 02/11/30)(a)	584	518,277
2.90%, 03/03/24 (Call 01/03/24)	487	478,404
2.95%, 05/16/26 (Call 02/16/26)	766	736,463
3.08%, 05/11/50 (Call 11/11/49)	292	227,515
3.33%, 11/17/25 (Call 08/17/25)	331	323,516
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	346	315,656
1.02%, 08/12/27 (Call 06/12/27)(a)	258	226,251
2.34%, 08/12/50 (Call 02/12/50)	227	153,622
3.85%, 01/15/28 (Call 10/15/27)	330	325,753
3.90%, 11/15/24 (Call 08/15/24)	260	257,787
ConocoPhillips Co.
2.13%, 03/08/24 (Call 03/03/23)	220	213,849
2.40%, 03/07/25 (Call 03/07/23)	195	186,599
3.76%, 03/15/42 (Call 09/15/41)	324	288,354
3.80%, 03/15/52 (Call 09/15/51)(a)	283	242,421
4.03%, 03/15/62 (Call 09/15/61)	650	561,626
4.30%, 11/15/44 (Call 05/15/44)	220	205,792
5.90%, 10/15/32	101	112,844
6.50%, 02/01/39	505	599,980
6.95%, 04/15/29	70	79,307
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	90	87,478
3.90%, 04/01/35 (Call 10/01/34)(a)	219	206,854
4.15%, 01/15/26 (Call 10/15/25)	391	388,713
4.38%, 04/15/30 (Call 01/15/30)	272	271,388
4.95%, 04/15/50 (Call 10/15/49)(a)	140	144,522
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	414	399,274
2.28%, 08/16/26 (Call 06/16/26)	393	367,632
2.44%, 08/16/29 (Call 05/16/29)	524	475,205
2.61%, 10/15/30 (Call 07/15/30)	667	601,481
2.71%, 03/06/25 (Call 12/06/24)	578	560,776
2.99%, 03/19/25 (Call 02/19/25)	864	840,439
3.00%, 08/16/39 (Call 02/16/39)	317	259,724
3.04%, 03/01/26 (Call 12/01/25)	817	787,743
3.10%, 08/16/49 (Call 02/16/49)	440	338,307
3.18%, 03/15/24 (Call 12/15/23)	160	157,461
3.29%, 03/19/27 (Call 01/19/27)	289	281,576
3.45%, 04/15/51 (Call 10/15/50)(a)	803	654,774
3.48%, 03/19/30 (Call 12/19/29)	591	567,821
3.57%, 03/06/45 (Call 09/06/44)	300	253,650
4.11%, 03/01/46 (Call 09/01/45)	599	546,132
4.23%, 03/19/40 (Call 09/19/39)	638	609,775
4.33%, 03/19/50 (Call 09/19/49)	849	799,401
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	485	465,445
2.38%, 11/07/29 (Call 08/07/29)	397	355,648
2.50%, 09/12/26	329	309,977
2.75%, 04/06/30 (Call 01/06/30)(a)	452	412,319
2.88%, 05/10/26	588	561,346
2.88%, 11/26/41 (Call 05/26/41)	200	155,802

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
3.00%, 11/26/51 (Call 05/26/51)	$338	$248,930
3.13%, 11/07/49 (Call 05/07/49)	437	333,955
3.25%, 05/11/25	856	836,175
3.25%, 04/06/50 (Call 10/06/49)	593	463,607
3.63%, 08/21/42	203	174,954
3.75%, 09/12/46	378	322,479
3.88%, 11/13/28 (Call 08/23/28)(a)	544	535,465
4.00%, 05/10/46	531	472,845
4.13%, 05/11/35	518	503,175
4.38%, 05/11/45	792	747,894
4.55%, 08/12/43	498	482,193
5.50%, 03/25/40	323	348,210
6.38%, 12/15/38	865	1,010,778
Total Energies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	465	447,930
2.83%, 01/10/30 (Call 10/10/29)	474	432,169
2.99%, 06/29/41 (Call 12/29/40)	247	197,780
3.13%, 05/29/50 (Call 11/29/49)	741	566,198
3.39%, 06/29/60 (Call 12/29/59)	178	136,268
3.45%, 02/19/29 (Call 11/19/28)	485	462,816
3.46%, 07/12/49 (Call 01/12/49)	276	222,975
3.75%, 04/10/24	579	573,355
Total Energies Capital SA, 3.88%, 10/11/28(a)	433	427,990
		35,240,207
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	434	428,063
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	140	127,537
3.14%, 11/07/29 (Call 08/07/29)(a)	218	198,341
3.34%, 12/15/27 (Call 09/15/27)	487	461,705
4.08%, 12/15/47 (Call 06/15/47)	323	270,981
4.49%, 05/01/30 (Call 02/01/30)	168	165,388
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	130	120,795
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	530	471,991
		2,244,801
Pharmaceuticals — 5.4%
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 03/03/23)	515	489,023
1.20%, 05/28/26 (Call 04/28/26)	650	587,405
1.75%, 05/28/28 (Call 03/28/28)	440	387,297
2.25%, 05/28/31 (Call 02/28/31)	350	302,750
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	435	388,238
1.38%, 08/06/30 (Call 05/06/30)	320	262,637
2.13%, 08/06/50 (Call 02/06/50)	50	32,032
3.00%, 05/28/51 (Call 11/28/50)	230	175,173
3.13%, 06/12/27 (Call 03/12/27)	215	205,792
3.38%, 11/16/25	405	395,503
4.00%, 01/17/29 (Call 10/17/28)	185	183,165
4.00%, 09/18/42	350	324,625
4.38%, 11/16/45	370	358,134
4.38%, 08/17/48 (Call 02/17/48)	195	187,611
6.45%, 09/15/37	815	975,196
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)(a)	111	100,789
1.13%, 11/13/27 (Call 09/13/27)(a)	395	346,364
1.45%, 11/13/30 (Call 08/13/30)(a)	400	327,320
2.35%, 11/13/40 (Call 05/13/40)	141	102,971
	Par
Security	(000)	Value

Pharmaceuticals (continued)
2.55%, 11/13/50 (Call 05/13/50)	$588	$400,704
2.90%, 07/26/24 (Call 06/26/24)	675	659,198
2.95%, 03/15/32 (Call 12/15/31)	410	371,636
3.20%, 06/15/26 (Call 04/15/26)	738	715,004
3.25%, 08/01/42	165	135,138
3.40%, 07/26/29 (Call 04/26/29)	678	646,459
3.45%, 11/15/27 (Call 08/15/27)(a)	280	271,872
3.55%, 03/15/42 (Call 09/15/41)	335	290,070
3.70%, 03/15/52 (Call 09/15/51)	585	494,138
3.90%, 02/20/28 (Call 11/20/27)	530	522,474
3.90%, 03/15/62 (Call 09/15/61)	300	253,563
4.13%, 06/15/39 (Call 12/15/38)	550	517,319
4.25%, 10/26/49 (Call 04/26/49)	1,172	1,079,717
4.35%, 11/15/47 (Call 05/15/47)	430	405,512
4.55%, 02/20/48 (Call 08/20/47)	489	475,587
4.63%, 05/15/44 (Call 11/15/43)	265	260,010
5.00%, 08/15/45 (Call 02/15/45)(a)	65	67,362
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	339	229,011
2.50%, 09/15/60 (Call 03/15/60)	275	183,662
2.75%, 06/01/25 (Call 03/01/25)	396	381,764
3.38%, 03/15/29 (Call 12/15/28)	486	466,497
3.95%, 03/15/49 (Call 09/15/48)	245	231,743
4.15%, 03/15/59 (Call 09/15/58)	178	167,429
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25(a)	537	529,230
3.88%, 05/15/28	690	676,759
4.20%, 03/18/43	189	174,706
5.38%, 04/15/34	136	146,016
6.38%, 05/15/38(a)	834	997,447
GlaxoSmithKline Capital PLC
3.00%, 06/01/24 (Call 05/01/24)(a)	402	393,538
3.38%, 06/01/29 (Call 03/01/29)	350	332,248
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)	42	38,410
0.95%, 09/01/27 (Call 07/01/27)(a)	350	307,902
1.30%, 09/01/30 (Call 06/01/30)	550	458,914
2.10%, 09/01/40 (Call 03/01/40)	270	197,870
2.25%, 09/01/50 (Call 03/01/50)	365	247,999
2.45%, 03/01/26 (Call 12/01/25)	817	779,876
2.45%, 09/01/60 (Call 03/01/60)(a)	340	227,028
2.63%, 01/15/25 (Call 11/15/24)	155	150,198
2.90%, 01/15/28 (Call 10/15/27)	584	556,348
2.95%, 03/03/27 (Call 12/03/26)	413	398,066
3.40%, 01/15/38 (Call 07/15/37)	205	185,447
3.50%, 01/15/48 (Call 07/15/47)	259	225,138
3.55%, 03/01/36 (Call 09/01/35)	240	224,066
3.63%, 03/03/37 (Call 09/03/36)	393	367,655
3.70%, 03/01/46 (Call 09/01/45)	643	578,732
3.75%, 03/03/47 (Call 09/03/46)(a)	363	328,479
4.38%, 12/05/33 (Call 06/05/33)	100	102,678
4.50%, 09/01/40(a)	157	158,502
4.50%, 12/05/43 (Call 06/05/43)	230	236,711
4.95%, 05/15/33(a)	228	247,284
5.85%, 07/15/38	306	358,929
5.95%, 08/15/37	201	234,780
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	289	285,853
4.60%, 06/01/44 (Call 12/01/43)	190	180,468

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	$280	$251,966
1.45%, 06/24/30 (Call 03/24/30)	300	249,102
1.70%, 06/10/27 (Call 05/10/27)	510	460,744
1.90%, 12/10/28 (Call 10/10/28)	315	277,988
2.15%, 12/10/31 (Call 09/10/31)	545	462,498
2.35%, 06/24/40 (Call 12/24/39)	371	275,456
2.45%, 06/24/50 (Call 12/24/49)	425	291,100
2.75%, 02/10/25 (Call 11/10/24)	628	608,695
2.75%, 12/10/51 (Call 06/10/51)	601	433,555
2.90%, 12/10/61 (Call 06/10/61)	505	351,788
3.40%, 03/07/29 (Call 12/07/28)	573	550,676
3.60%, 09/15/42 (Call 03/15/42)	194	169,389
3.70%, 02/10/45 (Call 08/10/44)	570	504,359
3.90%, 03/07/39 (Call 09/07/38)	390	359,978
4.00%, 03/07/49 (Call 09/07/48)	346	315,248
4.15%, 05/18/43	333	316,200
6.50%, 12/01/33(a)	148	174,163
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	234	222,129
2.00%, 02/14/27 (Call 12/14/26)	580	537,295
2.20%, 08/14/30 (Call 05/14/30)	520	458,422
2.75%, 08/14/50 (Call 02/14/50)	279	209,091
3.00%, 11/20/25 (Call 08/20/25)	590	569,639
3.10%, 05/17/27 (Call 02/17/27)	445	428,700
3.40%, 05/06/24	610	601,466
3.70%, 09/21/42	208	185,247
4.00%, 11/20/45 (Call 05/20/45)	340	319,994
4.40%, 05/06/44	590	586,100
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(a)	451	416,674
1.70%, 05/28/30 (Call 02/28/30)	370	314,075
1.75%, 08/18/31 (Call 05/18/31)	145	121,227
2.55%, 05/28/40 (Call 11/28/39)	304	234,281
2.63%, 04/01/30 (Call 01/01/30)	475	430,055
2.70%, 05/28/50 (Call 11/28/49)	413	301,527
2.75%, 06/03/26	511	488,920
2.95%, 03/15/24 (Call 02/15/24)	288	282,632
3.00%, 12/15/26	632	608,603
3.40%, 05/15/24	433	426,773
3.45%, 03/15/29 (Call 12/15/28)	381	367,475
3.60%, 09/15/28 (Call 06/15/28)	425	415,459
3.90%, 03/15/39 (Call 09/15/38)	263	244,148
4.00%, 12/15/36	220	212,590
4.00%, 03/15/49 (Call 09/15/48)(a)	394	364,911
4.10%, 09/15/38 (Call 03/15/38)	272	261,683
4.13%, 12/15/46	359	339,154
4.20%, 09/15/48 (Call 03/15/48)	315	299,187
4.30%, 06/15/43	294	285,850
4.40%, 05/15/44	314	309,818
7.20%, 03/15/39	877	1,125,112
Pharmacia LLC, 6.60%, 12/01/28.	154	173,476
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)	503	491,260
Wyeth LLC
5.95%, 04/01/37(a)	541	613,662
6.00%, 02/15/36	141	158,460
6.50%, 02/01/34	207	242,041
		45,385,212
	Par
Security	(000)	Value

Pipelines — 0.1%
Columbia Pipeline Group Inc.
4.50%, 06/01/25 (Call 03/01/25)	$491	$486,900
5.80%, 06/01/45 (Call 12/01/44)	60	63,425
		550,325
Real Estate — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	215	212,358
Real Estate Investment Trusts — 1.5%
AvalonBay Communities Inc.
2.05%, 01/15/32 (Call 10/15/31)	140	115,392
2.30%, 03/01/30 (Call 12/01/29)	345	298,304
2.45%, 01/15/31 (Call 10/15/30)	151	130,443
3.45%, 06/01/25 (Call 03/03/25)(a)	440	427,671
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	337	302,710
3.15%, 07/01/29 (Call 04/01/29)	145	133,932
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	135	109,442
2.50%, 02/15/30 (Call 11/15/29)	280	243,692
2.85%, 11/01/26 (Call 08/01/26)(a)	55	51,736
3.00%, 07/01/29 (Call 04/01/29)	176	159,319
3.50%, 03/01/28 (Call 12/01/27)	166	156,849
4.50%, 07/01/44 (Call 01/01/44)	182	169,757
Mid-America Apartments LP
3.60%, 06/01/27 (Call 03/01/27)	145	140,331
3.95%, 03/15/29 (Call 12/15/28)	25	24,204
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	230	181,935
2.13%, 04/15/27 (Call 02/15/27)(a)	240	219,826
2.13%, 10/15/50 (Call 04/15/50)	137	83,415
2.25%, 04/15/30 (Call 01/15/30)	278	239,872
3.00%, 04/15/50 (Call 10/15/49)(a)	215	156,131
4.63%, 01/15/33 (Call 10/15/32)	285	287,457
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	225	203,040
1.50%, 11/09/26 (Call 10/09/26)	205	185,455
1.85%, 05/01/28 (Call 03/01/28)	233	206,531
1.95%, 11/09/28 (Call 09/09/28)	270	237,111
2.25%, 11/09/31 (Call 08/09/31)	160	134,627
2.30%, 05/01/31 (Call 02/01/31)	159	135,675
3.09%, 09/15/27 (Call 06/15/27)	237	225,634
3.39%, 05/01/29 (Call 02/01/29)	139	130,905
Realty Income Corp.
2.85%, 12/15/32 (Call 09/15/32)	210	179,651
3.00%, 01/15/27 (Call 10/15/26)	223	210,164
3.10%, 12/15/29 (Call 09/15/29)	261	237,314
3.25%, 06/15/29 (Call 03/15/29)	45	41,459
3.25%, 01/15/31 (Call 10/15/30)	376	339,814
3.40%, 01/15/28 (Call 11/15/27)	205	195,146
3.65%, 01/15/28 (Call 10/15/27)	135	129,614
3.88%, 04/15/25 (Call 02/15/25)	255	250,260
3.95%, 08/15/27 (Call 05/15/27)	195	190,230
4.13%, 10/15/26 (Call 07/15/26)	125	123,239
4.63%, 11/01/25 (Call 09/01/25)	75	74,789
4.65%, 03/15/47 (Call 09/15/46)	151	143,618
4.85%, 03/15/30	120	120,252
4.88%, 06/01/26 (Call 03/01/26)	55	55,322
5.05%, 01/13/26	25	25,053
5.63%, 10/13/32 (Call 07/13/32)	280	296,923

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	$132	$117,726
1.75%, 02/01/28 (Call 11/01/27)	355	311,690
2.00%, 09/13/24 (Call 06/13/24)	434	415,915
2.20%, 02/01/31 (Call 11/01/30)(a)	287	236,921
2.25%, 01/15/32 (Call 10/15/31)	340	276,593
2.45%, 09/13/29 (Call 06/13/29)	300	260,427
2.65%, 07/15/30 (Call 04/15/30)	202	175,677
2.65%, 02/01/32 (Call 11/01/31)	230	194,044
3.25%, 11/30/26 (Call 08/30/26)	79	75,132
3.25%, 09/13/49 (Call 03/13/49)	305	222,290
3.30%, 01/15/26 (Call 10/15/25)	310	298,174
3.38%, 10/01/24 (Call 07/01/24)(a)	497	486,031
3.38%, 06/15/27 (Call 03/15/27)	310	295,064
3.38%, 12/01/27 (Call 09/01/27)(a)	300	284,004
3.50%, 09/01/25 (Call 06/01/25)	510	495,577
3.80%, 07/15/50 (Call 01/15/50)	248	199,759
4.25%, 11/30/46 (Call 05/30/46)	205	177,327
4.75%, 03/15/42 (Call 09/15/41)	131	120,600
6.75%, 02/01/40 (Call 11/01/39)	196	226,817
		12,574,012
Retail — 2.7%
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	302	270,725
1.60%, 04/20/30 (Call 01/20/30)	472	399,529
1.75%, 04/20/32 (Call 01/20/32)	320	263,885
2.75%, 05/18/24 (Call 03/18/24)	449	439,993
3.00%, 05/18/27 (Call 02/18/27)	543	521,302
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	80	68,110
1.38%, 03/15/31 (Call 12/15/30)	505	406,884
1.50%, 09/15/28 (Call 07/15/28)	402	350,335
1.88%, 09/15/31 (Call 06/15/31)	352	291,709
2.13%, 09/15/26 (Call 06/15/26)	403	373,690
2.38%, 03/15/51 (Call 09/15/50)	300	196,053
2.50%, 04/15/27 (Call 02/15/27)	348	325,805
2.70%, 04/15/25 (Call 03/15/25)	40	38,574
2.70%, 04/15/30 (Call 01/15/30)	397	357,383
2.75%, 09/15/51 (Call 03/15/51)	352	249,469
2.80%, 09/14/27 (Call 06/14/27)(a)	455	428,214
2.88%, 04/15/27 (Call 03/15/27)	325	308,386
2.95%, 06/15/29 (Call 03/15/29)	522	484,390
3.00%, 04/01/26 (Call 01/01/26)	97	93,389
3.13%, 12/15/49 (Call 06/15/49)	502	384,005
3.25%, 04/15/32 (Call 01/15/32)	160	147,158
3.30%, 04/15/40 (Call 10/15/39)	422	357,438
3.35%, 09/15/25 (Call 06/15/25)	371	362,096
3.35%, 04/15/50 (Call 10/15/49)	593	474,554
3.50%, 09/15/56 (Call 03/15/56)	213	173,077
3.63%, 04/15/52 (Call 10/15/51)	435	363,007
3.75%, 02/15/24 (Call 11/15/23)(a)	423	418,981
3.90%, 12/06/28 (Call 09/06/28)	383	378,178
3.90%, 06/15/47 (Call 12/15/46)	350	309,194
4.00%, 09/15/25 (Call 08/15/25)	85	84,650
4.20%, 04/01/43 (Call 10/01/42)	401	373,395
4.25%, 04/01/46 (Call 10/01/45)	547	509,197
4.40%, 03/15/45 (Call 09/15/44)	342	326,306
4.50%, 09/15/32 (Call 06/15/32)(a)	460	465,566
4.50%, 12/06/48 (Call 06/06/48)	542	524,201
4.88%, 02/15/44 (Call 08/15/43)	342	348,156
	Par
Security	(000)	Value

Retail (continued)
4.95%, 09/15/52 (Call 03/15/52)(a)	$350	$360,234
5.40%, 09/15/40 (Call 03/15/40)	125	135,090
5.88%, 12/16/36	574	645,440
5.95%, 04/01/41 (Call 10/01/40)	295	336,294
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	390	359,927
2.25%, 04/15/25 (Call 03/15/25)(a)	528	503,385
2.35%, 02/15/30 (Call 11/15/29)	305	267,769
2.50%, 04/15/26	467	443,935
2.95%, 01/15/52 (Call 07/15/51)	345	255,662
3.38%, 04/15/29 (Call 01/15/29)	482	460,059
3.50%, 07/01/24	288	283,481
3.63%, 04/15/46	236	200,588
3.90%, 11/15/47 (Call 05/15/47)	171	150,162
4.00%, 07/01/42(a)	255	239,284
4.40%, 01/15/33	210	210,029
4.50%, 09/15/32 (Call 06/15/32)(a)	145	146,208
4.80%, 01/15/53	305	308,328
7.00%, 01/15/38	130	160,515
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	182	156,826
1.60%, 05/15/31 (Call 02/15/31)	65	52,725
2.25%, 09/15/26 (Call 06/15/26)	570	530,527
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	445	340,723
2.65%, 12/15/24 (Call 10/15/24)	95	92,611
2.65%, 09/22/51 (Call 03/22/51)(a)	425	310,735
2.85%, 07/08/24 (Call 06/08/24)	135	132,126
2.95%, 09/24/49 (Call 03/24/49)	230	178,064
3.05%, 07/08/26 (Call 05/08/26)	45	43,655
3.25%, 07/08/29 (Call 04/08/29)	353	338,001
3.30%, 04/22/24 (Call 01/22/24)	411	404,847
3.55%, 06/26/25 (Call 04/26/25)(a)	435	429,854
3.70%, 06/26/28 (Call 03/26/28)	140	138,425
3.95%, 06/28/38 (Call 12/28/37)	350	336,256
4.05%, 06/29/48 (Call 12/29/47)	496	471,934
4.15%, 09/09/32 (Call 06/09/32)	60	60,112
4.50%, 09/09/52 (Call 03/09/52)	300	301,293
5.25%, 09/01/35	370	404,817
5.63%, 04/01/40	280	314,000
5.63%, 04/15/41(a)	225	255,971
6.20%, 04/15/38	140	165,875
6.50%, 08/15/37	285	348,475
		23,141,226
Semiconductors — 3.3%
Advanced Micro Devices Inc.
3.92%, 06/01/32 (Call 03/01/32)(a)	250	239,123
4.39%, 06/01/52 (Call 12/01/51)	185	172,400
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	265	230,539
2.10%, 10/01/31 (Call 07/01/31)	390	328,279
2.80%, 10/01/41 (Call 04/01/41)	270	209,331
2.95%, 10/01/51 (Call 04/01/51)	315	231,465
3.50%, 12/05/26 (Call 09/05/26)(a)	147	142,734
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	305	256,285
2.75%, 06/01/50 (Call 12/01/49)	372	273,104
3.30%, 04/01/27 (Call 01/01/27)	190	183,779
3.90%, 10/01/25 (Call 07/01/25)(a)	167	164,911
4.35%, 04/01/47 (Call 10/01/46)	249	238,557

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
5.10%, 10/01/35 (Call 04/01/35)	$177	$186,473
5.85%, 06/15/41	275	312,309
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	335	291,976
2.00%, 08/12/31 (Call 05/12/31)	295	241,909
2.45%, 11/15/29 (Call 08/15/29)	588	517,152
2.60%, 05/19/26 (Call 02/19/26)	509	481,942
2.80%, 08/12/41 (Call 02/12/41)	288	211,663
2.88%, 05/11/24 (Call 03/11/24)	529	517,674
3.05%, 08/12/51 (Call 02/12/51)	430	298,648
3.10%, 02/15/60 (Call 08/15/59)	249	165,279
3.15%, 05/11/27 (Call 02/11/27)	475	454,779
3.20%, 08/12/61 (Call 02/12/61)	235	158,517
3.25%, 11/15/49 (Call 05/15/49)	702	506,886
3.40%, 03/25/25 (Call 02/25/25)	545	532,291
3.70%, 07/29/25 (Call 04/29/25)(a)	590	577,716
3.73%, 12/08/47 (Call 06/08/47)(a)	659	523,622
3.75%, 03/25/27 (Call 01/25/27)	327	320,156
3.75%, 08/05/27 (Call 07/05/27)	210	205,311
3.90%, 03/25/30 (Call 12/25/29)	508	487,507
4.00%, 08/05/29 (Call 06/05/29)(a)	270	263,266
4.00%, 12/15/32(a)	194	184,224
4.10%, 05/19/46 (Call 11/19/45)	435	375,431
4.10%, 05/11/47 (Call 11/11/46)	325	276,825
4.15%, 08/05/32 (Call 05/05/32)(a)	320	305,750
4.25%, 12/15/42	200	178,752
4.60%, 03/25/40 (Call 09/25/39)	246	232,682
4.75%, 03/25/50 (Call 09/25/49)(a)	660	609,926
4.80%, 10/01/41	215	208,374
4.90%, 07/29/45 (Call 01/29/45)(a)	267	260,418
4.90%, 08/05/52 (Call 02/05/52)	550	518,886
4.95%, 03/25/60 (Call 09/25/59)(a)	177	168,038
5.05%, 08/05/62 (Call 02/05/62)	258	241,395
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	250	194,243
4.10%, 03/15/29 (Call 12/15/28)	145	143,166
4.65%, 11/01/24 (Call 08/01/24)	184	183,229
4.65%, 07/15/32 (Call 04/15/32)(a)	385	391,091
4.95%, 07/15/52 (Call 01/15/52)	490	492,622
5.25%, 07/15/62 (Call 01/15/62)	255	264,083
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	150	126,381
2.88%, 06/15/50 (Call 12/15/49)	236	170,059
3.13%, 06/15/60 (Call 12/15/59)	137	97,489
3.75%, 03/15/26 (Call 01/15/26)	232	227,406
3.80%, 03/15/25 (Call 12/15/24)	255	251,142
4.00%, 03/15/29 (Call 12/15/28)	365	358,667
4.88%, 03/15/49 (Call 09/15/48)	242	243,125
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	185	175,317
1.55%, 06/15/28 (Call 04/15/28)	390	342,615
2.00%, 06/15/31 (Call 03/15/31)	475	397,418
2.85%, 04/01/30 (Call 01/01/30)	576	523,037
3.20%, 09/16/26 (Call 06/16/26)	419	405,211
3.50%, 04/01/40 (Call 10/01/39)	520	452,197
3.50%, 04/01/50 (Call 10/01/49)(a)	547	447,594
3.70%, 04/01/60 (Call 10/01/59)	100	81,549
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	402	349,627
1.65%, 05/20/32 (Call 02/20/32)	380	305,197
	Par
Security	(000)	Value

Semiconductors (continued)
2.15%, 05/20/30 (Call 02/20/30)	$383	$334,547
2.90%, 05/20/24 (Call 03/20/24)	251	245,834
3.25%, 05/20/27 (Call 02/20/27)	135	130,112
3.25%, 05/20/50 (Call 11/20/49)(a)	223	175,588
3.45%, 05/20/25 (Call 02/20/25)	332	325,353
4.25%, 05/20/32 (Call 02/20/32)	185	184,682
4.30%, 05/20/47 (Call 11/20/46)(a)	539	499,486
4.50%, 05/20/52 (Call 11/20/51)	295	279,167
4.65%, 05/20/35 (Call 11/20/34)	241	246,697
4.80%, 05/20/45 (Call 11/20/44)	567	566,586
5.40%, 05/20/33 (Call 02/20/33)(a)	120	129,008
6.00%, 05/20/53 (Call 11/20/52)	340	390,269
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	165	148,117
1.38%, 03/12/25 (Call 02/12/25)	195	183,249
1.75%, 05/04/30 (Call 02/04/30)	239	203,351
1.90%, 09/15/31 (Call 06/15/31)	210	175,764
2.25%, 09/04/29 (Call 06/04/29)	285	253,049
2.70%, 09/15/51 (Call 03/15/51)(a)	100	73,940
2.90%, 11/03/27 (Call 08/03/27)(a)	81	77,108
3.88%, 03/15/39 (Call 09/15/38)	310	289,583
4.15%, 05/15/48 (Call 11/15/47)	556	528,306
4.60%, 02/15/28 (Call 01/15/28)	100	102,038
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)	383	345,711
2.50%, 10/25/31 (Call 07/25/31)	518	443,367
3.13%, 10/25/41 (Call 04/25/41)	260	213,619
3.25%, 10/25/51 (Call 04/25/51)(a)	395	314,693
3.88%, 04/22/27 (Call 03/22/27)(a)	255	250,356
4.13%, 04/22/29 (Call 02/22/29)	15	14,715
4.25%, 04/22/32 (Call 01/22/32)	265	263,540
4.50%, 04/22/52 (Call 10/22/51)(a)	225	224,780
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	173	150,520
2.95%, 06/01/24 (Call 04/01/24)	99	96,735
		27,968,619
Software — 1.8%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	198	188,286
2.15%, 02/01/27 (Call 12/01/26)	269	250,116
2.30%, 02/01/30 (Call 11/01/29)	500	441,650
3.25%, 02/01/25 (Call 11/01/24)	152	148,603
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	313	287,500
1.35%, 07/15/27 (Call 05/15/27)	80	70,935
1.65%, 07/15/30 (Call 04/15/30)	270	223,927
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	766	722,660
2.53%, 06/01/50 (Call 12/01/49)	1,949	1,389,403
2.68%, 06/01/60 (Call 12/01/59)	1,103	765,835
2.70%, 02/12/25 (Call 11/12/24)	713	692,851
2.92%, 03/17/52 (Call 09/17/51)	2,039	1,558,633
3.04%, 03/17/62 (Call 09/17/61)	574	434,656
3.13%, 11/03/25 (Call 08/03/25)	824	802,716
3.30%, 02/06/27 (Call 11/06/26)	1,117	1,087,723
3.45%, 08/08/36 (Call 02/08/36)	400	370,928
3.50%, 02/12/35 (Call 08/12/34)(a)	455	428,705
3.70%, 08/08/46 (Call 02/08/46)	569	516,140
4.00%, 02/12/55 (Call 08/12/54)(a)	200	188,138
4.10%, 02/06/37 (Call 08/06/36)	333	330,020

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
4.20%, 11/03/35 (Call 05/03/35)	$335	$338,122
4.25%, 02/06/47 (Call 08/06/46)	385	378,694
4.45%, 11/03/45 (Call 05/03/45)	260	264,584
4.50%, 02/06/57 (Call 08/06/56)	265	270,536
5.20%, 06/01/39	215	240,727
5.30%, 02/08/41	295	331,250
salesforce.com Inc.
0.63%, 07/15/24 (Call 03/03/23)	185	174,638
1.50%, 07/15/28 (Call 05/15/28)(a)	405	353,703
1.95%, 07/15/31 (Call 04/15/31)	510	422,943
2.70%, 07/15/41 (Call 01/15/41)(a)	330	249,034
2.90%, 07/15/51 (Call 01/15/51)	645	460,730
3.05%, 07/15/61 (Call 01/15/61)	365	252,003
3.70%, 04/11/28 (Call 01/11/28)	573	560,755
		15,197,144
Telecommunications — 0.6%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	295	260,364
3.63%, 04/22/29 (Call 01/22/29)	403	376,462
4.38%, 07/16/42	354	323,885
4.38%, 04/22/49 (Call 10/22/48)	410	372,198
4.70%, 07/21/32 (Call 04/21/32)	283	279,180
6.13%, 03/30/40	617	679,144
6.38%, 03/01/35	312	349,300
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	618	584,622
2.95%, 02/28/26	172	165,980
3.50%, 06/15/25	245	241,274
3.63%, 03/04/24	301	298,652
5.50%, 01/15/40	681	752,389
5.90%, 02/15/39	698	798,142
		5,481,592
Transportation — 2.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	195	140,718
3.00%, 04/01/25 (Call 01/01/25)	30	29,034
3.05%, 02/15/51 (Call 08/15/50)	220	164,846
3.25%, 06/15/27 (Call 03/15/27)(a)	284	273,844
3.30%, 09/15/51 (Call 03/15/51)	226	177,828
3.40%, 09/01/24 (Call 06/01/24)	257	252,328
3.55%, 02/15/50 (Call 08/15/49)	301	247,624
3.75%, 04/01/24 (Call 01/01/24)(a)	485	480,150
3.90%, 08/01/46 (Call 02/01/46)	178	154,527
4.05%, 06/15/48 (Call 12/15/47)	263	234,591
4.13%, 06/15/47 (Call 12/15/46)	285	258,447
4.15%, 04/01/45 (Call 10/01/44)	337	308,264
4.15%, 12/15/48 (Call 06/15/48)	240	217,418
4.38%, 09/01/42 (Call 03/01/42)	147	138,869
4.40%, 03/15/42 (Call 09/15/41)	242	228,934
4.45%, 03/15/43 (Call 09/15/42)	272	259,823
4.45%, 01/15/53 (Call 07/15/52)	165	157,427
4.55%, 09/01/44 (Call 03/01/44)	290	280,085
4.70%, 09/01/45 (Call 03/01/45)	243	237,892
4.90%, 04/01/44 (Call 10/01/43)	344	345,617
5.05%, 03/01/41 (Call 09/01/40)	212	217,031
5.15%, 09/01/43 (Call 03/01/43)	254	263,312
5.40%, 06/01/41 (Call 12/01/40)	200	212,148
5.75%, 05/01/40 (Call 11/01/39)	121	133,140
6.15%, 05/01/37	115	131,544
	Par
Security	(000)	Value

Transportation (continued)
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	$170	$115,296
2.75%, 03/01/26 (Call 12/01/25)	416	396,431
3.20%, 08/02/46 (Call 02/02/46)	146	115,560
3.65%, 02/03/48 (Call 08/03/47)	221	188,831
3.85%, 08/05/32 (Call 05/05/32)	275	265,793
4.40%, 08/05/52 (Call 02/05/52)	290	275,503
4.45%, 01/20/49 (Call 07/20/48)	196	187,939
6.25%, 08/01/34	185	211,100
FedEx Corp. Class AA Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	384	315,521
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	40	36,887
2.38%, 05/20/31 (Call 02/20/31)	310	269,034
2.40%, 02/05/30 (Call 11/05/29)	250	220,023
2.75%, 03/01/26 (Call 12/01/25)	215	205,261
2.80%, 02/14/32 (Call 11/14/31)	495	438,332
2.89%, 04/06/36 (Call 01/06/36)	340	283,767
2.95%, 03/10/52 (Call 09/10/51)	295	213,365
2.97%, 09/16/62 (Call 03/16/62)	260	179,083
3.00%, 04/15/27 (Call 01/15/27)(a)	70	66,764
3.15%, 03/01/24 (Call 02/01/24)	280	275,268
3.20%, 05/20/41 (Call 11/20/40)	20	16,560
3.25%, 08/15/25 (Call 05/15/25)(a)	15	14,589
3.25%, 02/05/50 (Call 08/05/49)	405	315,722
3.38%, 02/14/42 (Call 08/14/41)	220	185,618
3.50%, 02/14/53 (Call 08/14/52)	395	319,239
3.55%, 08/15/39 (Call 02/15/39)	220	192,456
3.55%, 05/20/61 (Call 11/20/60)	205	159,921
3.60%, 09/15/37 (Call 03/15/37)	135	119,799
3.70%, 03/01/29 (Call 12/01/28)	365	354,747
3.75%, 07/15/25 (Call 05/15/25)	165	162,297
3.75%, 02/05/70 (Call 08/05/69)	30	23,573
3.80%, 10/01/51 (Call 04/01/51)	365	312,407
3.80%, 04/06/71 (Call 10/06/70)(a)	255	202,702
3.84%, 03/20/60 (Call 09/20/59)	595	492,862
3.85%, 02/14/72 (Call 08/14/71)	145	116,829
3.95%, 09/10/28 (Call 06/10/28)	525	516,715
3.95%, 08/15/59 (Call 02/15/59)	155	130,228
4.00%, 04/15/47 (Call 10/15/46)	215	188,469
4.05%, 03/01/46 (Call 09/01/45)	195	169,954
4.10%, 09/15/67 (Call 03/15/67)	165	140,479
4.30%, 03/01/49 (Call 09/01/48)	245	223,881
4.50%, 01/20/33 (Call 10/20/32)(a)	260	262,267
4.95%, 09/09/52 (Call 03/09/52)	240	245,690
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	339	319,670
2.80%, 11/15/24 (Call 09/15/24)	52	50,592
3.05%, 11/15/27 (Call 08/15/27)	575	550,097
3.40%, 03/15/29 (Call 12/15/28)	318	304,450
3.40%, 11/15/46 (Call 05/15/46)	200	163,724
3.40%, 09/01/49 (Call 03/01/49)(a)	218	180,253
3.75%, 11/15/47 (Call 05/15/47)	418	366,473
3.90%, 04/01/25 (Call 03/01/25)	87	86,169
4.25%, 03/15/49 (Call 09/15/48)	268	252,043
4.45%, 04/01/30 (Call 01/01/30)	271	274,065
4.88%, 11/15/40 (Call 05/15/40)	174	177,428
5.20%, 04/01/40 (Call 10/01/39)	208	222,431
5.30%, 04/01/50 (Call 10/01/49)(a)	234	256,122
6.20%, 01/15/38	511	594,012

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Transportation (continued)
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)	$575	$515,413
1.50%, 09/22/28 (Call 07/22/28)	577	507,195
1.80%, 09/22/31 (Call 06/22/31)	870	731,365
3.95%, 09/09/27 (Call 08/09/27)	137	136,988
		20,360,693
Total Long-Term Investments — 98.5%
(Cost: $931,506,354)		829,241,674

Short-Term Securities

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(e)(f)(g)	58,972	59,007,176
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(e)(f)	2,047	2,047,000

Total Short-Term Securities — 7.3%
(Cost: $61,006,969)		61,054,176

Total Investments — 105.8%
(Cost: $992,513,323)		890,295,850

Liabilities in Excess of Other Assets — (5.8)%		(48,530,664)

Net Assets — 100.0%		$841,765,186
(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$58,846,512	$111,167	(a)	$—	$3,737	$45,760	$59,007,176	58,972	$59,069	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,497,000	550,000	(a)	—	—	—	2,047,000	2,047	22,892		1
					$3,737	$45,760	$61,054,176		$81,961		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited) (continued)	iShares® Aaa - A Rated Corporate Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$829,241,674	$—	$829,241,674
Short-Term Securities
Money Market Funds	61,054,176	—	—	61,054,176
	$61,054,176	$829,241,674	$—	$890,295,850

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate